            THE FFB MONEY MARKET
                    FUNDS

SEMI-ANNUAL REPORT

AS OF AUGUST 31, 1995

--------------------------------------------------------------------------------

U.S. Treasury Fund
U.S. Government Fund
Cash Management Fund
Tax-Free Money Market Fund
Pennsylvania Tax-Free Money Market Fund

INVESTMENT
--------------------------------------------------------------------------------
STRATEGIES
--------------------------------------------------------------------------------
FOR
--------------------------------------------------------------------------------
THE '90S
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT ADVISER

First Fidelity Bank, National Association, New Jersey
765 Broad Street
Newark, New Jersey 07101

ADMINISTRATOR

Furman Selz Incorporated
237 Park Avenue
New York, New York 10017

CUSTODIAN, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT

First Fidelity Bank, National Association, New Jersey
765 Board Street
Newark, New Jersey 07101

DISTRIBUTOR

FFB Funds Distributor, Inc.
230 Park Avenue
New York, New York 10169

LEGAL COUNSEL

Baker & McKenzie
805 Third Avenue
New York, New York 10022

--------------------------------------------------------------------------------

This report is for the information of the shareholders of The FFB Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

--------------------------------------------------------------------------------

    The FFB Funds are not deposits, guaranteed by or obligations of First Fidelity Bank or its affiliates and are not insured by the FDIC, the
    Federal Reserve Board or any other government agency. Shares of The FFB Funds involve investment risks, including the possible loss of principal. For information call 1-800-437-8790.
--------------------------------------------------------------------------------

                                 THE FFB FUNDS

                                                                October 19, 1995

Dear Shareholder:

We are pleased to present the semi-annual report for the FFB Money Market Funds for the six months ended August 31, 1995. The combined net assets of the U.S. Treasury Fund, U.S. Government Fund, Cash Management Fund, Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund were $2,097,437,331.

The U.S. Treasury Fund's portfolio of investments is limited to U.S. Treasury obligations and repurchase agreements collateralized by such obligations and/or Government National Mortgage Association Bonds. The Fund's net assets were $887,280,161 on August 31, 1995 with the weighted average maturity at 53 days.

Net assets of the U.S. Government Fund were $237,337,429 on August 31, 1995, and the weighted average maturity was 42 days. The portfolio was composed entirely of U.S. Treasury and Government Agency obligations, and repurchase agreements collateralized by such securities.

Cash Management Fund's net assets were $769,485,417 at the close of the six months, and the portfolio's weighted average maturity stood at 44 days.

Net assets of the Tax-Free Money Market Fund were $103,707,225 on August 31, 1995, and the weighted average maturity was 53 days.

The Pennsylvania Tax-Free Money Market Fund had net assets of $99,627,099 on August 31, 1995, and the weighted average maturity was 38 days.

Unaudited financial statements and each Money Market Fund's portfolio of investments as of August 31, 1995 follow. We appreciate your continued support.

Finally, contingent upon the merger of First Fidelity Bancorporation with and into a wholly-owned subsidiary of First Union Corporation, the FFB family of mutual funds will be combined (subject to various conditions, including shareholder approval), with the Evergreen family of funds. We are excited about the prospects of this fund merger and look forward to providing you access to one of the most respected family of funds in existence over the past twenty year.

                                         /s/ EDMUND A. HAJIM
                                         -------------------
                                         Edmund A. Hajim
                                         Chairman of the Board
                                         and President

FFB FUNDS TRUST
U.S. TREASURY FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
AUGUST 31, 1995

                                                               YIELD TO
                                                               MATURITY
                                                                ON DATE       PRINCIPAL        VALUE
                                                              OF PURCHASE      AMOUNT        (NOTE 1a)
                                                              -----------    -----------    ------------
U.S. TREASURY OBLIGATIONS -- 49.4%
U.S. TREASURY BILLS -- 28.5%
  09/07/95++...............................................       5.61%      $40,000,000    $ 39,963,542
  09/14/95.................................................       5.62        20,000,000      19,960,530
  09/21/95.................................................       5.63        35,000,000      34,893,584
  10/12/95.................................................       5.64        10,000,000       9,937,817
  10/19/95.................................................       5.60        20,000,000      19,854,667
  10/26/95.................................................       5.61        25,000,000      24,791,649
  11/02/95.................................................       5.57        20,000,000      19,814,517
  11/09/95.................................................       5.59        10,000,000       9,895,925
  11/24/95++...............................................       5.77        25,000,000      24,676,833
  12/07/95.................................................       5.62        20,000,000      19,709,000
  12/21/95.................................................       5.58        20,000,000      19,667,925
  04/04/96.................................................       6.48        10,000,000       9,640,000
  05/30/96.................................................       5.78            55,000          52,760
                                                                                            ------------
                                                                                             252,858,749
                                                                                            ------------
U.S. TREASURY NOTES -- 20.9%
  3.875%, 09/30/95.........................................       5.96        25,000,000      24,959,145
  4.25%, 11/30/95..........................................       6.07        20,000,000      19,912,737
  7.50%, 01/31/96..........................................       5.60        30,000,000      30,224,694
  8.875%, 02/15/96.........................................       5.69        25,000,000      25,346,674
  4.625%, 02/29/96.........................................       5.69        25,000,000      24,873,009
  5.50%, 04/30/96..........................................       5.82        15,000,000      14,964,961
  7.375%, 05/15/96.........................................       5.70        20,000,000      20,217,333
  5.875%, 05/31/96.........................................       5.86        25,000,000      25,000,000
                                                                                            ------------
                                                                                             185,498,553
                                                                                            ------------
TOTAL INVESTMENTS -- (cost $438,357,302)...................                                  438,357,302
                                                                                            ------------
REPURCHASE AGREEMENTS -- 50.8%
Aubrey G. Lanston & Co., Inc. .............................       5.80        50,000,000      50,000,000
  dated 08/31/95, 5.80%, 09/01/95 (Proceeds at maturity
  $50,008,056) collateralized by: $34,260,000 U.S. Treasury
  Bonds 11.25%, 02/15/15
Barclays de Zoete Wedd Securities, Inc. ...................       5.80        50,000,000      50,000,000
  dated 08/31/95, 5.80%, 09/01/95 (Proceeds at maturity
  $50,008,056) collateralized by: $37,042,000 U.S. Treasury
  Bonds 11.75%, 02/15/10
Chemical Bank..............................................       5.80        36,015,000      36,015,000
  dated 08/31/95, 5.80%, 09/01/95 (Proceeds at maturity
  $40,005,802) collateralized by: $35,000,000 U.S. Treasury
  Bill 11/16/95, $2,105,000 U.S. Treasury Notes 6.50%,
  05/31/97
Dean Witter, Inc. .........................................       5.80        40,000,000      40,000,000
  dated 08/31/95, 5.80%, 09/01/95 (Proceeds at maturity
  $40,006,444) collateralized by: $2,334,000 U.S. Treasury
  Notes 5.125% - 6.625%, 11/15/95 - 01/15/99, $144,418,391
  U.S. Treasury Strips, 02/15/96 - 05/15/23

See footnotes to portfolio of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
U.S. TREASURY FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

                                                               YIELD TO
                                                               MATURITY
                                                                ON DATE       PRINCIPAL        VALUE
                                                              OF PURCHASE      AMOUNT        (NOTE 1a)
                                                              -----------    -----------    ------------
REPURCHASE AGREEMENTS -- (CONTINUED)
Donaldson Lufkin & Jenrette Securities, Inc. ..............       5.80%      $40,000,000    $ 40,000,000
  dated 08/31/95, 5.80%, 09/01/95 (Proceeds at maturity
  $40,006,444) collateralized by: $28,481,000 U.S. Treasury
  Bonds 12.00%, 05/15/05
First Boston Corp. ........................................       5.72        50,000,000      50,000,000
  dated 08/29/95, 5.72%, 09/05/95 (Proceeds at maturity
  $50,055,611) collateralized by: $54,702,766 U.S. Treasury
  Strips 08/15/96 - 08/15/98
Morgan Stanley & Co. ......................................       5.73        50,000,000      50,000,000
  dated 08/25/95, 5.73%, 09/01/95 (Proceeds at maturity
  $50,055,708) collateralized by: $62,500,000 Government
  National Mortgage Association Bonds 2 4.50% - 5.50%,
  02/20/23 - 02/20/24
Prudential Securities, Inc. ...............................       5.72        50,000,000      50,000,000
  dated 08/24/95, 5.72%, 09/07/95 (Proceeds at maturity
  $50,111,222) collateralized by: $51,927,516 Government
  National Mortgage Association Bonds 6.00% - 7.00%,
  05/20/24 - 07/20/25
Smith Barney Incorporated..................................       5.80        35,000,000      35,000,000
  dated 08/31/95, 5.80%, 09/01/95 (Proceeds at maturity
  $35,005,639) collateralized by: $6,850,000 U.S. Treasury
  Bonds 9.875%, 11/15/15, $11,820,000 U.S. Treasury Strips
  11/15/15 - 05/15/18, $30,165,272 Government National
  Mortgage Association Bonds 2 5.50% - 7.375%,
  06/20/17 - 08/15/25
UBS Securities, Inc. ......................................       5.74        50,000,000      50,000,000
  dated 08/30/95, 5.74%, 09/06/95 (Proceeds at maturity
  $50,056,000) collateralized by: $50,638,515 Government
  National Mortgage Association Bonds 2 6.50%,
  03/20/24 - 06/20/25
                                                                                            ------------
TOTAL REPURCHASE AGREEMENTS -- (cost $451,015,000).........                                  451,015,000
                                                                                            ------------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS -- 100.2%
  -- (cost $889,372,302)+..................................                                  889,372,302
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)............                                   (2,092,141)
                                                                                            ------------
NET ASSETS -- 100.0%.......................................                                 $887,280,161
                                                                                            ============

See footnotes to portfolio of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
U.S. GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
AUGUST 31, 1995

                                                                          YIELD TO
                                                                          MATURITY
                                                                           ON DATE      PRINCIPAL       VALUE
                                                                         OF PURCHASE     AMOUNT       (NOTE 1a)
                                                                         -----------   -----------   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 90.0%
FEDERAL FARM CREDIT BANK -- 14.3%
  DEBENTURES:
  5.98%, 09/01/95......................................................      5.87%     $10,000,000   $ 10,000,000
  5.80%, 10/02/95......................................................      5.66       10,000,000     10,000,000
  5.70%, 01/02/96......................................................      5.57        5,000,000      5,000,000
                                                                                                     ------------
                                                                                                       25,000,000
                                                                                                     ------------
  DISCOUNT NOTES:
  09/12/95.............................................................      5.68        4,000,000      3,993,192
  10/12/95.............................................................      5.65        5,000,000      4,968,624
                                                                                                     ------------
                                                                                                        8,961,816
                                                                                                     ------------
TOTAL FEDERAL FARM CREDIT BANK.........................................                                33,961,816
                                                                                                     ------------
FEDERAL HOME LOAN BANK DISCOUNT NOTES -- 10.4%
  09/06/95.............................................................      5.84        5,000,000      4,996,056
  11/02/95.............................................................      6.22       10,000,000      9,897,528
  11/27/95.............................................................      5.74       10,000,000      9,865,150
                                                                                                     ------------
                                                                                                       24,758,734
                                                                                                     ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 13.8%
  09/07/95.............................................................      6.01        5,000,000      4,995,250
  09/15/95.............................................................      5.77        8,000,000      7,932,470
  10/03/95.............................................................      5.69       10,000,000      9,950,756
  02/09/96.............................................................      5.82       10,000,000      9,750,450
                                                                                                     ------------
                                                                                                       32,628,926
                                                                                                     ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 47.3%
  DISCOUNT NOTES:
  09/01/95.............................................................      5.94       10,000,000     10,000,000
  09/05/95.............................................................      5.91        5,000,000      4,996,805
  09/07/95.............................................................      5.88        5,000,000      4,995,217
  09/11/95.............................................................      5.71        5,000,000      4,992,264
  09/14/95.............................................................      5.97        5,000,000      4,989,528
  09/26/95.............................................................      6.28        5,000,000      4,979,166
  10/05/95.............................................................      5.72        3,000,000      2,984,247
  10/23/95.............................................................      5.73       10,000,000      9,919,544
  11/01/95.............................................................      5.72        5,000,000      4,952,894
  11/03/95.............................................................      5.73        5,000,000      4,951,262
  11/07/95.............................................................      5.70        5,000,000      4,948,447
  12/05/95.............................................................      5.71        5,000,000      4,927,167
  01/03/96.............................................................      5.68       10,000,000      9,810,556
  02/09/96.............................................................      5.76       10,000,000      9,753,133
  02/16/96.............................................................      6.01       10,000,000     10,000,000
  09/03/96.............................................................      5.98       10,000,000      9,999,011
                                                                                                     ------------
                                                                                                      107,199,241
                                                                                                     ------------
  BOND:
  5.72%, 11/15/95......................................................      5.80        5,000,000      5,000,000
                                                                                                     ------------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION..........................                               112,199,241
                                                                                                     ------------

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
U.S. GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

                                                                          YIELD TO
                                                                          MATURITY
                                                                           ON DATE      PRINCIPAL       VALUE
                                                                         OF PURCHASE     AMOUNT       (NOTE 1a)
                                                                         -----------   -----------   ------------
STUDENT LOAN MARKETING ASSOCIATION -- 4.2%
  11/09/95(a)..........................................................      5.63%     $10,000,000   $ 10,000,000
                                                                                                     ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS -- (cost $213,548,717)........                               213,548,717
                                                                                                     ------------
U.S. TREASURY BILL -- 0.0%
  05/30/96++ -- (cost $67,149).........................................      5.94           70,000         67,149
                                                                                                     ------------
TOTAL INVESTMENTS -- (cost $213,615,866)...............................                               213,615,866
                                                                                                     ------------
REPURCHASE AGREEMENTS -- 14.5%
Citibank N.A...........................................................      5.93       20,000,000     20,000,000
  dated 08/31/95, 5.85%, 09/01/95 (Proceeds at maturity $20,003,250)
  collateralized by: $19,714,129 Federal National Mortgage Association
  6.50%, 10/01/32 and $792,654 Federal National Mortgage Association
  7.30%, 12/01/18
Smith Barney Securities, Inc...........................................      5.93       14,317,000     14,317,000
  dated 08/31/95, 5.85%, 09/01/95 (Proceeds at maturity $14,319,327)
  collateralized by: $14,603,341 Federal National Mortgage Association
  5.875% - 9.15%, 10/12/95 - 07/01/25
                                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS -- (cost $34,317,000)......................                                34,317,000
                                                                                                     ------------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS -- 104.5%
  (cost $247,932,866)+.................................................                               247,932,866
LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.5%)........................                               (10,595,437)
                                                                                                     ------------
NET ASSETS -- 100.0%...................................................                              $237,337,429
                                                                                                     ============

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
AUGUST 31, 1995

                                                                         YIELD TO
                                                                         MATURITY
  CREDIT                                                                  ON DATE      PRINCIPAL       VALUE
  RATING*                                                               OF PURCHASE     AMOUNT       (NOTE 1a)
------------                                                            -----------   -----------   ------------
             CERTIFICATES OF DEPOSIT -- 27.7%
             EURODOLLAR -- 7.5%
A1+/P1       Abbey National Bank 5.77%, 10/20/95........................    5.83%     $ 5,000,000   $  5,000,133
A1+/P1       Banque Nationale de Paris 5.63%, 12/07/95..................     5.84       5,000,000      4,998,222
A1+/P1       Commerz U.S. Finance Corp. 5.75%, 12/20/95.................     5.82      10,000,000     10,000,270
A1+/P1       JP Morgan, Inc. 5.77%, 01/22/96............................     5.83      10,000,000     10,000,767
A1+/P1       Mitsubishi Bank, Ltd. 5.84%, 10/31/95......................     5.92      10,000,000     10,000,310
A1+/P1       Rabobank Nederland 5.78%, 01/31/96.........................     5.83       8,000,000      8,001,066
A1+/P1       UBS Securities, Inc. 5.82%, 02/20/96.......................     5.88      10,000,000     10,000,926
                                                                                                    ------------
                                                                                                      58,001,694
                                                                                                    ------------
             YANKEE -- 20.2%
A1+/P1       Bank of Montreal 5.80%, 10/05/95...........................     5.98      10,000,000      9,999,065
A1+/P1       Banque Nationale de Paris 5.73%, 10/16/95..................     5.80      10,000,000     10,000,123
A1+/P1       Canadian Imperial Bank of Commerce 5.81%, 09/06/95.........     5.89      10,000,000     10,000,000
A1+/P1       Canadian Imperial Bank of Commerce 5.78%, 09/25/95.........     5.86       5,000,000      5,000,000
A1+/P1       Canadian Imperial Bank of Commerce 5.77%, 10/05/95.........     5.85      10,000,000     10,000,000
A1+/P1       Credit Suisse 5.64%, 01/17/96..............................     5.72      10,000,000      9,995,661
A1+/P1       National Westminster Bank 5.76%, 09/29/95..................     5.84      20,000,000     20,000,005
A1+/P1       Nordeutsche Landesbank, 5.765%, 01/08/96...................     5.84      25,000,000     25,001,070
A1+/P1       Sanwa Bank, Ltd. 5.78%, 10/11/95...........................     5.84      10,000,000     10,000,219
A1+/P1       Sanwa Bank, Ltd. 6.03%, 11/30/95...........................     6.08      10,000,000     10,000,727
A1+/P1       Societe Generale 5.76%, 09/19/95...........................     5.88      10,000,000      9,999,783
A1+/P1       Societe Generale 5.78%, 10/26/95...........................     5.83      10,000,000     10,000,452
A1+/P1       Societe Generale 5.88%, 03/01/96...........................     5.95      10,000,000     10,000,491
A1+/P1       Westdeutche Landesbank 5.62%, 01/11/96.....................     5.81       5,000,000      4,997,943
                                                                                                    ------------
                                                                                                     154,995,539
                                                                                                    ------------
             TOTAL CERTIFICATES OF DEPOSIT -- (cost $212,997,223).......                             212,997,233
                                                                                                    ------------
             COMMERCIAL PAPER -- 38.1%
             ASSET-BACKED -- 5.2%
A1+/P1       Apreco Inc.................................................     6.01      10,000,000      9,965,991
             Asset Securitization Cooperative Corp.:
A1+/P1       09/19/95...................................................     6.15      10,000,000      9,971,100
A1+/P1       10/06/95...................................................     5.84      10,000,000      9,944,292
A1+/P1       10/20/95...................................................     5.82       5,000,000      4,961,549
A1+/P1       10/31/95...................................................     5.84       5,000,000      4,952,667
                                                                                                    ------------
                                                                                                      39,795,599
                                                                                                    ------------
             BANKING -- 18.7%
             Banco Espirito Santo North American Capital Corp.:
A1+/P1       10/04/95...................................................     5.99       5,000,000      4,973,325
A1+/P1       10/12/95...................................................     5.86      10,000,000      9,935,083
A1+/P1       11/09/95...................................................     5.78      10,000,000      9,892,858
             Compagnie Bancaire U.S.A. Finance Corp.:
A1+/P1       09/26/95...................................................     6.00       5,000,000      4,979,757
A1+/P1       10/17/95...................................................     5.82      10,000,000      9,927,678
A1/P1        Creditanstalt Finance Inc. 09/11/95........................     5.86      20,000,000     19,968,056
A1+/P1       Ford Motor Credit 10/16/95.................................     5.86      10,000,000      9,928,750
A1+/P1       Halifax Building Society 09/14/95..........................     5.81      10,000,000      9,979,525
A1+/P1       NBD Bancorp, Inc. 11/28/95.................................     5.84      25,000,000     24,652,889
A1+/P1       Republic New York Corp. 10/13/95...........................     5.76      10,000,000      9,934,667
             Svenska Handelbanken Inc.:
A1+/P1       09/01/95...................................................     6.05       5,000,000      5,000,000
A1+/P1       09/25/95...................................................     5.88      10,000,000      9,961,733
A1+/P1       10/23/95...................................................     5.86      10,000,000      9,917,667
A1/P1        Transamerica Finance Corp. 10/12/95........................     5.76       5,000,000      4,968,111
                                                                                                    ------------
                                                                                                     144,020,099
                                                                                                    ------------

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

                                                                         YIELD TO
                                                                         MATURITY
  CREDIT                                                                  ON DATE      PRINCIPAL       VALUE
  RATING*                                                               OF PURCHASE     AMOUNT       (NOTE 1a)
------------                                                            -----------   -----------   ------------
             COMMERCIAL PAPER -- (CONTINUED)
             FINANCIAL SERVICES -- 5.8%
A1+/P1       Allianz America Finance Corp. 11/01/95.....................    5.73%     $10,000,000   $  9,905,958
A1+/P1       Goldman Sachs Co. 09/11/95.................................     6.04      10,000,000      9,983,667
A1+/P1       Mitsui Fudosan Inc. 09/12/95...............................     5.83       5,000,000      4,991,292
A1+/P1       Swedish Export Credit Corp. 12/20/95.......................     5.81      10,000,000      9,828,889
A1+/P1       Unilever Capital Corp. 09/22/95............................     5.98      10,000,000      9,966,167
                                                                                                    ------------
                                                                                                      44,675,973
                                                                                                    ------------
             FOREIGN BANKING -- 7.1%
A1+/P1       ABN AMRO Bank, Canada 09/14/95.............................     5.97      20,000,000     19,958,039
A1+/P1       Canadian Imperial Bank of Commerce 09/01/95................     6.05      10,000,000     10,000,000
A1+/P1       Commerzbank US Finance Corp. 09/01/95......................     5.80       5,000,000      4,992,125
             Toronto Dominion Bank:
A1+/P1       09/05/95...................................................     5.94      10,000,000      9,993,554
A1+/P1       10/13/95...................................................     5.78      10,000,000      9,934,433
                                                                                                    ------------
                                                                                                      54,878,151
                                                                                                    ------------
             FOREIGN GOVERNMENT -- 1.3%
A1+/P1       Hydro Quebec Inc. 10/16/95.................................     5.81      10,000,000      9,929,375
                                                                                                    ------------
             TOTAL COMMERCIAL PAPER -- (cost $293,299,197)..............                             293,299,197
                                                                                                    ------------
             BANKERS ACCEPTANCE -- 1.3%
A1/P1        PNC Bank 6.14%, 11/16/95 -- (cost $10,002,662).............     6.22      10,000,000     10,002,662
                                                                                                    ------------
             CORPORATE MEDIUM TERM NOTE -- 1.3%
             Society National Bank Cleveland 6.025%,
A1+/P1       09/01/95(a) -- (cost $9,998,649)...........................     6.29      10,000,000      9,998,649
                                                                                                    ------------
             CORPORATE BOND -- 1.9%
             AT&T Co. 4.50%, 02/15/96 -- (cost $14,910,107).............     5.76      15,000,000     14,910,107
                                                                                                    ------------
             U.S. TREASURY BILL -- 0.0%
             06/01/95++ -- (cost $124,706)..............................     5.38                        124,706
                                                                                                    ------------
             TOTAL INVESTMENTS -- (cost $541,332,554)...................                             541,332,554
                                                                                                    ------------

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

                                                                          YIELD TO
                                                                          MATURITY
                                                                           ON DATE      PRINCIPAL       VALUE
                                                                         OF PURCHASE     AMOUNT       (NOTE 1a)
                                                                         -----------   -----------   ------------
REPURCHASE AGREEMENTS -- 29.9%
Citibank N.A. ...........................................................     5.93%    $45,000,000   $ 45,000,000
  dated 08/31/95, 5.85%, 09/01/95 (Proceeds at maturity $45,007,313)
  collateralized by: $30,479,996 Federal Home Loan Mortgage Corporation
  6.103% - 6.314%, 09/01/23 - 12/01/33, and $15,738,113 Federal National
  Mortgage Association 7.255%, 12/01/18
Morgan (J.P.) Securities, Inc. ..........................................     5.91      50,000,000     50,000,000
  dated 08/31/95, 5.83%, 09/01/95 (Proceeds at maturity $50,008,097)
  collateralized by: $51,000,000 Federal National Mortgage Association
  6.50% - 8.50%, 11/01/07 - 09/01/25
Prudential Securities, Inc. .............................................     5.89      38,000,000     38,000,000
  dated 08/31/95, 5.81%, 09/01/95 (Proceeds at maturity $38,006,133)
  collateralized by: $38,760,000 Federal National Mortgage Association
  6.057%, 07/01/24
Smith Barney Securities, Inc. ...........................................     5.93      46,890,000     46,890,000
  dated 08/31/95, 5.85%, 09/01/95 (Proceeds at maturity $46,897,620)
  collateralized by: $47,832,537 Federal National Mortgage Association
  6.133% - 11.25%, 04/10/95 - 07/20/25
UBS Securities, Inc. ....................................................     5.93      50,000,000     50,000,000
  dated 08/31/95, 5.85%, 09/01/95 (Proceeds at maturity $50,008,125)
  collateralized by: $51,384,889 Federal Home Loan Mortgage Corporation
  6.175% - 7.175%, 06/01/20 - 07/01/20
                                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS -- (cost $229,890,000).......................                             229,890,000
                                                                                                     ------------
TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS -- 100.2%
  (cost $771,222,554)+...................................................                             771,222,554
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)..........................                              (1,737,137)
                                                                                                     ------------
NET ASSETS -- 100.0%.....................................................                            $769,485,417
                                                                                                     ============

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
AUGUST 31, 1995

  CREDIT                                                                            PRINCIPAL        VALUE
  RATING*                                                                             AMOUNT       (NOTE 1a)
-----------                                                                         ----------    ------------
              SHORT-TERM MUNICIPAL SECURITIES -- 102.5%
              ALABAMA -- 5.1%
NR/A1+        Birmingham Medical Clinic Board Revenue U.A.H.S.F. (Morgan Guaranty
                Trust Co.) 3.50%, 09/01/95 (a)...................................   $2,000,000    $  2,000,000
              Phenix City Industrial Development Board Environmental Improvement
                Revenue:
P1/NR         Georgia Kraft Project (Canadian Imperial Bank) 3.60%, 09/01/95
                (a)..............................................................    2,200,000       2,200,000
NR/A1         Refunding Mead Coated Board Project B (Sumitomo Bank Ltd.)
                    3.40%, 09/01/95 (a)..........................................    1,100,000       1,100,000
                                                                                                  ------------
                                                                                                     5,300,000
                                                                                                  ------------
              CALIFORNIA -- 4.2%
MIG1/SP1+     Contra Costa County TRANS 4.50%, 07/03/96..........................      800,000         805,102
NR/A1         Los Angeles Community Redevelopment Agency COPS Baldwin Hills
                Public Park (Wells Fargo Bank) 3.70%, 09/06/95 (a)...............    2,500,000       2,500,000
MIG1/SP1+     San Diego TANS Series A 4.75%, 07/30/96............................    1,000,000       1,006,495
                                                                                                  ------------
                                                                                                     4,311,597
                                                                                                  ------------
              COLORADO -- 2.5%
VMIG1/A1      Moffat County PCR Refunding Pacificorp Projects (Bank of New York)
                3.45%, 09/06/95 (a)..............................................    2,600,000       2,600,000
                                                                                                  ------------
              DELAWARE -- 0.2%
VMIG1/A-1+    Wilmington Hospital Revenue Franciscan Health Systems Series A
                (Toronto Dominion Bank) 3.50%, 09/06/95 (a)......................      200,000         200,000
                                                                                                  ------------
              DISTRICT OF COLUMBIA -- 1.0%
MIG1/SP1      TRANS UTGO Subseries A-5 (First National Bank of Chicago) 6.25%,
                09/30/95.........................................................    1,000,000       1,001,035
                                                                                                  ------------
              FLORIDA -- 10.3%
              Dade County Special Obligation (Banca Nazionale Del Lavoro) (a):
VMIG1/NR      Series A 4.30%, 09/06/95...........................................      350,000         350,000
VMIG1/NR      Fixed Equipment Project Series A 3.75%, 10/01/99...................    1,800,000       1,800,000
NR/AAA        Hillsborough County Capital Improvement Program Revenue BMTF Mode A
                Subseries 2 Water & Waste 8.30%, 02/01/96........................    1,000,000       1,038,162
              Jacksonville Health Facilities Authority Revenue (a):
NR/A1         River Garden Project (Banque Paribas) 3.60%, 09/01/95..............    1,800,000       1,800,000
VMIG1/A1+     Baptist Medical Center Project (MBIA/Sun Bank of Orlando) 3.60%,
                09/06/95.........................................................    2,300,000       2,300,000
MIG1/NR       Monroe County School District TANS 4.00%, 06/05/96.................      500,000         500,000
Aaa/AAA       Orlando Utilities Commission Water & Electric Revenue Refunding
                8.50%, 10/01/95..................................................    1,000,000       1,023,763
              Putnam County Development Authority PCR:
Aa3/A1+       Seminole Electric Series D 4.30%, 09/15/95.........................    1,000,000       1,000,000
Aa3/A1+       Seminole Electric Series D 3.40%, 12/15/95.........................    1,000,000       1,000,000
                                                                                                  ------------
                                                                                                    10,811,925
                                                                                                  ------------
              GEORGIA -- 2.8%
VMIG1/A1+     Fulton County HDA Municipal Housing Revenue Series A (Sumitomo Bank
                Ltd.) 3.85%, 09/06/95 (a)........................................    1,950,000       1,950,000
VMIG1/NR      Marietta HDA Multifamily Revenue Housing Falls at Bells Ferry
                (Guardian Savings & Loan) 5.25%, 01/15/96........................    1,000,000       1,000,000
                                                                                                  ------------
                                                                                                     2,950,000
                                                                                                  ------------
              IDAHO -- 3.2%
Aa1/A1+       Custer County PCR Amoco Project Standard Oil 4.20%, 10/01/95.......    1,000,000       1,000,000

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

  CREDIT                                                                            PRINCIPAL        VALUE
  RATING*                                                                             AMOUNT       (NOTE 1a)
-----------                                                                         ----------    ------------
              SHORT-TERM MUNICIPAL SECURITIES -- (CONTINUED)
              IDAHO -- (CONTINUED)
VMIG1/NR      Power County PCR FMC Corporation Project (Barclays Bank PLC) 3.45%,
                09/01/95 (a).....................................................   $2,300,000    $  2,300,000
                                                                                                  ------------
                                                                                                     3,300,000
                                                                                                  ------------
              ILLINOIS -- 7.8%
NR/A1+        Chicago Airport Special Facility Revenue CSX Beckett Aviation
                (Barclays Bank PLC) 4.01%, 09/15/95(a)...........................    1,000,000       1,000,000
VMIG1/A1+     Chicago O'Hare International Airport Revenue General Airport Second
                Lien Series C (Societe Generale) 3.55%, 09/06/95 (a).............    1,000,000       1,000,000
              Illinois Educational Facilities Authority Revenue (a):
VMIG1/A1+     Art Institute (Mitsubishi Bank Ltd.) 3.65%, 09/06/95...............      350,000         350,000
VMIG1/NR      Newberry Library (Nothern Trust Co.) 3.60%, 09/06/95...............      300,000         300,000
VMIG1/A1      Revolving Fund Series D (First National Bank of Chicago) 3.70%,
                09/06/95.........................................................      400,000         400,000
VMIG1/AAA     Illinois Health Facilities Authority Revenue Highland Park Hospital
                Series B (FGIC) 4.00%, 06/01/96..................................    1,000,000       1,000,000
NR/A1+        Illinois HDA Housing Revenue Illinois Center Apartments Project
                (Met Life Guaranty) 3.60%, 09/06/95 (a)..........................    1,700,000       1,700,000
VMIG1/A1+     Illinois State Toll Highway Authority Toll Highway Priority Revenue
                Refunding Series B (MBIA/Societe Generale) 3.40%, 09/06/95 (a)...    1,000,000       1,000,000
NR/NR         Orlando Hills Multi-Family Mortgage Revenue Housing 88th Avenue
                Project -- 1985 Series A (Bank One Management and Consulting)
                4.10%, 09/01/95 (a)..............................................    1,360,000       1,360,000
                                                                                                  ------------
                                                                                                     8,110,000
                                                                                                  ------------
              INDIANA -- 2.4%
Aaa/AAA       Rockport PCR Adjustable Refunding AEP Generating Company Project B
                (AMBAC/Bank of New York) 3.50%, 09/01/95 (a).....................    2,500,000       2,500,000
                                                                                                  ------------
              KANSAS -- 1.7%
NR/A1+        Praire Village Multifamily Housing Revenue J.C. Nichols Co. Project
                (Bankers Life Co.) 3.95%, 09/01/95 (a)...........................    1,800,000       1,800,000
                                                                                                  ------------
              KENTUCKY -- 1.9%
P1/A1+        Jefferson County Hospital Belknap Income Project (Chemical Bank)
                3.85%, 09/01/95 (a)..............................................      952,000         952,000
VMIG1/NR      Pendleton County Revenue Self Insurance Funding Kentucky
                Association Counties Fund (PNC Bank) 4.00%, 07/01/96.............    1,000,000       1,000,000
                                                                                                  ------------
                                                                                                     1,952,000
                                                                                                  ------------
              LOUISIANA -- 4.7%
VMIG1/AAA     Louisiana Public Facilities Authority Hospital Revenue 3.55%,
                09/01/95 (a).....................................................      500,000         500,000
P1/NR         Louisiana Public Facilities Authority Revenue IDA Kenner Hotel Ltd.
                Partnership (Swiss Bank) 3.50%, 09/06/95 (a).....................      500,000         500,000
Aa3/AA-       Louisiana State Offshore Deepwater Port Terminal Revenue Bond
                3.85%, 10/12/95 (c)..............................................    1,700,000       1,700,000
VMIG1/A1+     Louisiana State Recovery District Sales Tax Revenue (SPA/Swiss
                Bank) 3.50%, 09/01/95 (a)........................................      700,000         700,000
Aaa/AAA       New Orleans Refunded GO (CGIC -- Certificate Eligible) 8.00%,
                09/01/95.........................................................    1,460,000       1,460,000
                                                                                                  ------------
                                                                                                     4,860,000
                                                                                                  ------------
              MARYLAND -- 1.9%
NR/NR         Baltimore County Metropolitan District BAN (Westdeutsche
                Landesbank) 4.15%, 09/08/95 (c)..................................    1,000,000       1,000,000
VMIG1/NR      Howard County Multifamily Housing Sherwood Crossing Ltd. (Guardian
                Savings & Loan) 4.25%, 06/01/96..................................    1,000,000       1,000,000
                                                                                                  ------------
                                                                                                     2,000,000
                                                                                                  ------------

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

  CREDIT                                                                            PRINCIPAL        VALUE
  RATING*                                                                             AMOUNT       (NOTE 1a)
-----------                                                                         ----------    ------------
              SHORT-TERM MUNICIPAL SECURITIES -- (CONTINUED)
              MASSACHUSETTS -- 1.9%
VMIG1/A1      Massachusetts State Industrial Finance Agency PCR Refunding N.E.
                Power Co. Project Series B 3.90%, 10/06/95 (c)...................   $2,000,000    $  2,000,000
                                                                                                  ------------
              MICHIGAN -- 4.6%
P1/NR         Delta County EDC Environmental Improvement Revenue Mead Escanaba
                Paper Series C (Bank of Nova Scotia) 3.40%, 09/01/95 (a).........    3,000,000       3,000,000
VMIG1/NR      University of Michigan University Revenue Adjustable Refunding
                Hospital Series A 3.45%, 09/01/95................................    1,300,000       1,300,000
Aaa/AAA       Western School District Refunding UTGO (MBIA) 3.70%, 05/01/95......      500,000         500,000
                                                                                                  ------------
                                                                                                     4,800,000
                                                                                                  ------------
              MISSISSIPPI -- 1.9%
P1/NR         Claiborne County PCR (NRUCFC) 3.55%, 10/11/95 (c)..................    2,000,000       2,000,000
                                                                                                  ------------
              MISSOURI -- 0.5%
P1/A1+        Missouri State Environmental Improvement & Energy Resource
                Authority PCR Union Electric Company Series B (Union Bank of
                Switzerland) 4.00%, 06/01/96.....................................      500,000         500,000
                                                                                                  ------------
              NEW HAMPSHIRE -- 1.4%
NR/A1+        New Hampshire State HFA Refunding Multifamily Housing Revenue
                Oxford Project (CNA Insurance) 4.15%, 09/06/95 (a)...............    1,500,000       1,500,000
                                                                                                  ------------
              NEW JERSEY -- 2.1%
MIG1/SP1+     Morris County BAN UTGO 4.70%, 12/15/95.............................    1,000,000       1,000,425
Aa1/AA+       State UTGO 6.25%, 09/15/95.........................................    1,190,000       1,190,700
                                                                                                  ------------
                                                                                                     2,191,125
                                                                                                  ------------
              NEW YORK -- 1.5%
VMIG1/A1+     New York Subseries A-8 UTGO (Morgan Guaranty Trust Co.) 3.40%,
                09/01/95 (a).....................................................      600,000         600,000
Aaa/AAA       New York State Energy PCR 4.70%, 03/01/96..........................    1,000,000       1,000,000
                                                                                                  ------------
                                                                                                     1,600,000
                                                                                                  ------------
              NORTH CAROLINA -- 1.7%
VMIG1/A1+     Greensboro Public Improvement Series B (Wachovia Bank) 3.40%,
                09/06/95 (a).....................................................    1,750,000       1,750,000
                                                                                                  ------------
              OHIO -- 1.0%
VMIG1/A1+     Columbus Series 1 (Westdeutsche Landesbank) 3.30%, 09/07/95 (a)....    1,000,000       1,000,000
                                                                                                  ------------
              OKLAHOMA -- 4.2%
VMIG1/A1+     Tulsa IDA Health Care Facility Revenue Medical Support Services,
                Inc. Project (Fuji Bank, Ltd.) 3.60%, 09/07/95 (a)...............    3,000,000       3,000,000
P1/A1+        Tulsa IDA Revenue Refunding Hillcrest Partnership Project 3.60%,
                09/06/95 (a).....................................................    1,305,000       1,305,000
                                                                                                  ------------
                                                                                                     4,305,000
                                                                                                  ------------
              PENNSYLVANIA -- 3.9%
P1/NR         Allegheny County IDA Revenue U.S. Steel Environmental Improvement
                (Long Term Credit Bank of Japan, Ltd.) 3.80%, 10/06/95 (c).......    1,500,000       1,500,000
NR/A-1        Chester County IDA Commercial Development Revenue Plaza Associates
                Project Series A (Industrial Indemnity Surety Bond/First Federal
                Savings & Loan of Pennsylvania) 3.95%, 09/01/95 (a)..............    1,500,000       1,500,000
NR/A1         Schuykill County IDA Resource Recovery Revenue Gilberton Power
                Project (Mellon Bank of Pittsburgh) 3.45%, 09/01/95 (a)..........    1,000,000       1,000,000
                                                                                                  ------------
                                                                                                     4,000,000
                                                                                                  ------------

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

  CREDIT                                                                            PRINCIPAL        VALUE
  RATING*                                                                             AMOUNT       (NOTE 1a)
-----------                                                                         ----------    ------------
              SHORT-TERM MUNICIPAL SECURITIES -- (CONTINUED)
              RHODE ISLAND -- 0.6%
VMIG1/A1      Rhode Island State Health & Educational Adjustable Rate Optional
                Put Bonds Bryant College (GO of Institution) 4.50%, 10/01/95.....   $  600,000    $    600,000
                                                                                                  ------------
              SOUTH CAROLINA -- 1.2%
NR/A1+        Florance County IDA Stone Container Corp. Project (Bankers Trust
                Co.) 3.50%, 09/15/95 (a).........................................      200,000         200,000
MIG1/A-1+     York County PCR North Carolina Electric Project NRU 84N Subseries 5
                (CEC) 3.80%, 02/15/95............................................    1,000,000       1,000,000
                                                                                                  ------------
                                                                                                     1,200,000
                                                                                                  ------------
              TENNESSEE -- 3.5%
VMIG1/A1+     Tennessee State BAN Series B 3.60%, 09/06/95 (a)...................    3,600,000       3,600,000
                                                                                                  ------------
              TEXAS -- 7.8%
NR/A1+        Bexar County Housing Finance Corporation Revenue
                Multifamily Guaranteed Mortgage Refunding Creightons Mill
                Development Project Series A (N.E. Mutual Life Insurance Co.)
                3.90%, 09/06/95 (a)..............................................    1,000,000       1,000,000
MIG1/NR       Harris County Housing Financial Corporation Multi-Family Housing
                Revenue Arbor II Limited Project (Guardian Savings & Loan) 4.20%,
                10/01/95.........................................................    1,000,000       1,000,000
              Hockley County IDA PCR:
P1/A1+        Amoco Project 4.15%, 11/01/95......................................    1,000,000       1,000,000
Aa1/A-1+      Amoco Project Standard Oil Company 3.65%, 03/01/96.................    1,000,000         999,272
VMIG1/A1      North Central Health Facilities Development Corporation Hospital
                Revenue Presbyterian Medical Center (SPA/Nationsbank of Texas)
                Series C 3.50%, 09/01/95 (a).....................................    1,100,000       1,100,000
MIG1/SP1      Texas State TRANS 4.75%, 08/30/96..................................    2,000,000       2,013,106
MIG1/NR       Tyler Health Facilities Development Corporation East Texas Medical
                Center Regional Health Series C (Banque Paribas) 3.80%,
                09/08/95 (c).....................................................    1,000,000       1,000,000
                                                                                                  ------------
                                                                                                     8,112,378
                                                                                                  ------------
              UTAH -- 2.2%
Aaa/AA-       Intermountain Power Agency Utah Power Supply Revenue Series A
                7.75%, 07/01/96..................................................    2,200,000       2,309,138
                                                                                                  ------------
              VIRGINIA -- 8.9%
VMIG1/A1      Chesterfield County IDA PCR Virginia Electric & Power 3.75%,
                10/13/95 (c).....................................................    3,000,000       3,000,000
Aa/AA         College Building Authority Virginia Refunding Equipment Leasing
                Project 5.20%, 10/01/95..........................................    1,000,000       1,000,265
VMIG1/NR      Harrisonburg Redevelopment & Housing Authority Multifamily Housing
                Revenue Rolling Brook Village Apartments Project (Guardian
                Savings & Loan) 5.10%, 02/01/96..................................    1,000,000       1,000,000
NR/A1         Loudoun County IDA Residential Care Facilities Revenue Falcons
                Landing Project Series B (Banque Paribas) 3.55%, 11/01/95 (a)....    1,400,000       1,400,000
VMIG1/A1      Louisa IDA PCR Virginia Electric & Power 3.85%, 10/27/95 (c).......    1,790,000       1,790,000
NR/NR         Virginia Educational Loan Authority Guaranteed Refunding Series A
                4.00%, 03/01/96..................................................    1,000,000       1,000,000
                                                                                                  ------------
                                                                                                     9,190,265
                                                                                                  ------------
              WASHINGTON -- 1.5%
Aa/AA         Washington State UTGO Series 1995C 5.50%, 07/01/96.................    1,500,000       1,519,735
                                                                                                  ------------
              WEST VIRGINIA -- 1.0%
P1/A1+        Marshell County PCR 3.70%, 09/06/95 (a)............................    1,000,000       1,000,000
                                                                                                  ------------

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

  CREDIT                                                                            PRINCIPAL        VALUE
  RATING*                                                                             AMOUNT       (NOTE 1a)
-----------                                                                         ----------    ------------
              SHORT-TERM MUNICIPAL SECURITIES -- (CONTINUED)
              WISCONSIN -- 0.2%
MIG1/SP1+     Milwaukee Revenue TANS Series A 5.50%, 02/22/96....................   $  200,000    $    201,336
                                                                                                  ------------
              WYOMING -- 1.2%
VMIG1/A-1     Converse County PCR Refunding Pacificorp Projects (AMBAC/Bank Of
                New York) 3.40%, 09/01/95 (a)....................................    1,200,000       1,200,000
                                                                                                  ------------
              TOTAL SHORT-TERM MUNICIPAL SECURITIES -- (cost $106,275,534).......                  106,275,534
                                                                                                  ------------
              U.S. TREASURY BILL -- 0.0%
              05/30/96++ (cost $43,168)..........................................       45,000          43,174
                                                                                                  ------------
              TOTAL INVESTMENTS -- 102.5% (cost $106,318,708)+...................                  106,318,708
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.5%)....................                   (2,611,483)
                                                                                                  ------------
              NET ASSETS -- 100.0%...............................................                 $103,707,225
                                                                                                  ============

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
AUGUST 31, 1995

 CREDIT                                                                              PRINCIPAL        VALUE
 RATINGS*                                                                              AMOUNT       (NOTE 1a)
----------                                                                           ----------    -----------
             MUNICIPAL OBLIGATIONS -- 15.0%
MIG1/NR      Allegheny County Port Authority GAN Series A (PNC Bank) 3.875%,
               06/28/96...........................................................   $2,000,000    $ 1,999,406
Aaa/AAA      Bethlehem UTGO Series A (AMBAC) 3.75%, 05/01/96......................      225,000        225,000
AAA/AAA      Berks County Prerefunded UTGO (FGIC/U.S. Government Securities)
               7.125%, 11/15/95...................................................      300,000        301,380
Aaa/AAA      Bucks County Water & Sewer Authority Revenue Southwest Region Water
               District Prerefunded Bond (FGIC/U.S. Government Securities) 9.10%,
               12/01/95...........................................................      250,000        252,561
Aaa/AAA      Erie Sewer Authority Sewer Revenue (AMBAC) 3.90%, 06/01/96...........      200,000        200,000
Aaa/AAA      Ferrell UTGO (MBIA Municipal Government Guaranteed) 3.80%, 09/01/95..      205,000        205,000
Aaa/AAA      Harrisburg UTGO Series A (AMBAC) 3.70%, 04/15/96.....................      400,000        400,000
Aaa/AAA      Middle Smithfield UTGO (FGIC) 3.60%, 11/15/95........................      145,000        145,000
NR/AAA       Monroeville Hospital Authority Revenue Hospital Revenue Forbes Health
               Systems Prerefunded 1985 Series A (Industrial Indemnity/U.S.
               Government Securities) 9.70%, 10/01/13.............................      400,000        409,712
A2/NR        Montgomery County Redevelopment Authority Revenue Glenmore
               Association Project Series B (Mellon Bank) 3.00%, 11/01/95.........    1,000,000      1,000,000
AAA/NR       Montgomery County Higher Education & Health Authority Revenue United
               Hospitals Project Series A Prerefunded (U.S. Government Securities)
               10.00%, 11/01/95...................................................      400,000        411,286
AAA/NR       Northeastern York County UTGO (FGIC) 3.70%, 02/15/96.................      250,000        250,000
NR/NR        Pennsylvania HFA 5.00%, 04/01/96.....................................      585,000        585,000
VMIG1/A1+    Pennsylvania State Higher Education Facilities Authority Thomas
               Jefferson University Series B (Credit Suisse) 3.90%, 02/26/96......    1,000,000      1,000,000
MIG1/NR      Pennsylvania State University University Project Note Series A 5.50%,
               12/21/95...........................................................      500,000        500,577
Aaa/AAA      Philadelphia Refunding UTGO (FGIC) 8.00%, 02/15/96...................    1,000,000      1,038,579
NR/AAA       Philadelphia Hospitals Authority 3.85%, 07/01/96.....................    1,200,000      1,200,000
NR/AAA       Philadelphia Hospital & Higher Education Facilities Authority
               Hospital Revenue Franford Hospital (Connie Lee) 4.00%, 01/01/96....      500,000        500,000
Aaa/AAA      State Public School Building Authority College Revenue Refunding
               Harrisburg Community College Series A (MBIA) 3.80%, 10/01/95.......      580,000        580,000
NR/SP1+      Temple University of the Commonwealth Systems of Higher Education
               University Funding Obligations 5.00%, 05/22/96.....................    1,000,000      1,004,647
VMIG/SP1+    Upper Allegheny Sanitation Authority Allegheny Valley North Series A
               4.50%, 01/15/96....................................................    2,000,000      2,007,963
Aaa/AAA      Warren County School District UTGO (FGIC) 4.50%, 09/01/95............      270,000        270,000
Aaa/AAA      Westmoreland County UTGO Series A (FGIC) 3.30%, 10/15/95.............      500,000        499,588
                                                                                                   -----------
             TOTAL MUNICIPAL OBLIGATIONS..........................................                  14,985,699
                                                                                                   -----------
             FLOATING RATE DEMAND NOTES (A) -- 66.8%
             Allegheny County Hospital Development Authority Revenue:
VMIG1/A+       Allegheny General Hospital Series B (Morgan Guaranty Trust Co.)
                 3.60%, 09/07/95..................................................    1,000,000      1,000,000
VMIG1/A+     Series A 3.60%, 09/07/95.............................................      500,000        500,000
VMIG1/A+     Series C 3.60%, 09/07/95.............................................      500,000        500,000
VMIG1/A+     Series D 3.60%, 09/07/95.............................................    1,600,000      1,600,000
VMIG1/A+     3.60%, 09/06/95......................................................      800,000        800,000
VMIG1/A+     3.60%, 09/06/95......................................................      700,000        700,000
VMIG/A+      Allegheny County UTGO Series C-41 (National Westminster Bank) 3.60%,
               09/07/95...........................................................      600,000        600,000
P1/A1        Allegheny County Higher Education Building Authority Revenue
               University of Pittsburgh Series D 3.60%, 09/07/95..................      830,000        830,000
P1/NR        Bedford County IDA IDR 3.70%, 09/05/95...............................    1,000,000      1,000,000
P1/NR        Bucks County IDA Revenue, SHV Real Estate Incorporated 3.60%,
               09/06/95...........................................................      100,000        100,000
A1/NR        Chester County IDA 3.95%, 09/01/95...................................    1,033,000      1,033,000
NR/A1        Dauphin County General Authority Hospital Revenue Hapsco Group
               Jameson Memorial Series B (PNC Bank Pittsburgh) 3.55%, 09/06/95....    1,500,000      1,500,000

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

 CREDIT                                                                              PRINCIPAL        VALUE
 RATINGS*                                                                              AMOUNT       (NOTE 1a)
----------                                                                           ----------    -----------
             FLOATING RATE DEMAND NOTES (A) -- (CONTINUED)
             Delaware County IDA:
Aaa/AAA        UPS 3.40%, 09/01/95................................................   $4,600,000    $ 4,600,000
Aaa/AAA        BP Oil 3.25%, 09/01/95.............................................    3,600,000      3,600,000
P1/A1+       Delaware County IDA PCR BP Exploration & Oil 3.25%, 09/01/95.........    1,300,000      1,300,000
             Delaware County IDA Solid Waste Revenue Scott Paper
               Company (Fuji Bank, Ltd.):
P1/A1+         Series A 3.65%, 09/06/95...........................................      500,000        500,000
P1/A1+         Series C 3.65%, 09/06/95...........................................      600,000        600,000
             Delaware County IDA Solid Waste Revenue Scott Paper
               Company (National Westminster Bank):
P1/A1+         Series D 3.60%, 09/06/95...........................................      300,000        300,000
P1/A1+         Series E 3.60%, 09/06/95...........................................    1,700,000      1,700,000
             Delaware Valley Regional Finance Authority:
VMIG1/A+       Series A (Marine Midland Bank) 3.60%, 09/06/95.....................    1,000,000      1,000,000
VMIG1/A+       Local Government Revenue (Marine Midland Bank) 3.60%, 09/06/95.....    1,100,000      1,100,000
             Emmaus General Authority Revenue:
NR/A1          Subseries C-8 (Marine Midland Bank) 3.60%, 09/06/95................    2,000,000      2,000,000
NR/A1          Subseries D-11 3.60%, 09/06/95.....................................    1,400,000      1,400,000
NR/NR          Subseries E-5 (Government Pool) 3.60%, 09/06/95....................      400,000        400,000
NR/NR          Subseries E-8 (Government Pool) 3.60%, 09/06/95....................    2,000,000      2,000,000
NR/NR          Subseries F-5 (Government Pool) 3.60%, 09/06/95....................      400,000        400,000
NR/NR          Subseries H (Government Pool) 3.60%, 09/06/95......................      500,000        500,000
Aaa/A1+      Gettysburg Area IDA IDR 3.60%, 09/06/95..............................      165,000        165,000
MIG1/NR      Lancaster Higher Education Authority College Revenue Franklin &
               Marshall Project 3.60%, 09/01/95...................................      500,000        500,000
Aaa/AAA      Lehigh County Authority Water Revenue (Algemene Bank Netherlands)
               3.40%, 09/06/95....................................................      570,000        570,000
AAA/AAA      Lehigh County IDA PCR 3.60%, 09/06/95................................      200,000        200,000
VMIG1/A1+    Montgomery County Higher Education & Health Authority Hospital
               Revenue (AMBAC Swiss Bank) 3.40%, 09/06/95.........................    1,700,000      1,700,000
Aaa/AAA      Northeastern Pennsylvania Hospital And Education Authority Health
               Care Revenue 3.60%, 09/06/95.......................................    1,000,000      1,000,000
             Pennsylvania State Higher Educational Facilities Authority:
NR/A1+         College & Universities Revenue Carnegie Mellon Series A (Union Bank
                 of Switzerland) 3.45%, 09/06/95..................................    1,100,000      1,100,000
VMIG1/NR       College & Universities Revenues Temple University (Morgan Guaranty
                 Trust Co.) 3.25%, 09/01/95.......................................    1,000,000      1,000,000
VMIG1/A1+      Health Service Revenue University of Pennsylvania Series B 3.45%,
                 09/06/95.........................................................      400,000        400,000
VMIG1/A1+    Philadelphia Hospitals & Higher Educational Facilities Authority
               Hospital Revenue Children's Hospital of Philadelphia Project
               (Morgan Guaranty Trust Co.) 3.25%, 09/01/95........................    3,000,000      3,000,000
NR/A1        Philadelphia IDA Multifamily Revenue 3.75%, 09/07/95.................      750,000        750,000
NR/AAA       Philadelphia IDA IDR 3.25%, 09/01/95.................................      400,000        400,000
Aa/A1+       Quakertown General Authority Health Facility Revenue -- Lifequest &
               Affiliates Project (National Westminster Bank) 3.60%, 09/07/95.....      400,000        400,000
             Saint Mary Hospital Authority Langhorne Hospital Revenue Franciscan
               Health Systems:
VMIG1/AA1        Series A 3.40%, 09/01/95.........................................    2,120,000      2,120,000
VMIG1/AA1        Series B 3.40%, 09/01/95.........................................      350,000        350,000
VMIG1/AA1        Series C 3.40%, 09/01/95.........................................      500,000        500,000
             Sayre Health Care Facilities Authority Revenue (AMBAC):
Aaa/AAA        Series A 3.50%, 09/07/95...........................................      400,000        400,000
Aaa/AAA        Series M 3.50%, 09/06/95...........................................      400,000        400,000
             Schuykill County IDA Recovery Revenue:
NR/A-1         Gilberton Power Project (Mellon Bank of Pittsburgh) 3.55%,
                 09/06/95.........................................................    4,200,000      4,200,000
P1/NR          Northeastern Power Company 3.60%, 09/01/95.........................    5,400,000      5,400,000
NR/A-1         Westwood Energy Project 3.45%, 09/01/95............................    4,400,000      4,400,000
VMIG1/AA     Washington County Authority Lease Revenue -- Higher Education Pooled
               Equipment A (Sanwa Bank, Ltd.) 3.65%, 09/06/95.....................    1,400,000      1,400,000

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

 CREDIT                                                                             PRINCIPAL        VALUE
 RATINGS*                                                                              AMOUNT       (NOTE 1a)
----------                                                                           ----------    -----------
             FLOATING RATE DEMAND NOTES (A) -- (CONTINUED)
NR/A         York County IDA IDR (Preston Trucking Co.) 3.75%, 09/01/95...........   $4,600,000    $ 4,600,000
                                                                                                   -----------
             TOTAL FLOATING RATE DEMAND NOTES -- (cost $66,518,000)...............                  66,518,000
                                                                                                   -----------
             TAX-EXEMPT COMMERCIAL PAPER -- 16.5%
P1/A1        Allegheny County IDA US Steel Environmental Import 3.80%, 10/06/95...    2,000,000      2,000,000
             Beaver County IDA PCR Refunding Toledo Edison Company (Toronto
               Dominion Bank):
P1/A-1+          Series E 3.65%, 10/27/95.........................................    2,000,000      2,000,000
P1/A-1+          Series E 3.60%, 09/28/95.........................................    2,000,000      2,000,000
             Delaware County IDA:
A1-NR            3.50%, 09/08/95..................................................    1,000,000      1,000,000
A1-NR            3.25%, 10/06/95..................................................    1,200,000      1,200,000
A1-NR            3.50%, 10/13/95..................................................    1,000,000      1,000,000
NR/A1        Lehigh County General Purpose Authority Revenue 3.75%, 11/29/95......    3,500,000      3,500,000
             Montgomery County IDA:
NR/A1            3.75%, 10/19/95..................................................    1,700,000      1,700,000
NR/A1            3.05%, 11/09/95..................................................    2,000,000      2,000,000
                                                                                                   -----------
             TOTAL TAX-EXEMPT COMMERCIAL PAPER -- (cost $16,400,000)..............                  16,400,000
                                                                                                   -----------
             PUERTO RICO OBLIGATIONS -- 2.0%
Baa/AAA      Puerto Rico PCR Industrial Medical & Environmental Series C 7.25%,
               12/01/95...........................................................    1,000,000        997,617
Baa/AAA      Puerto Rico Government 3.60%, 11/09/95(c)............................    1,000,000      1,000,000
                                                                                                   -----------
             TOTAL PUERTO RICO OBLIGATIONS -- (cost $1,997,617)...................                   1,997,617
                                                                                                   -----------
             TOTAL INVESTMENTS -- 100.3% -- (cost $99,901,316)....................                  99,901,316
             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)......................                    (274,217)
                                                                                                   -----------
             NET ASSETS -- 100.0%.................................................                 $99,627,099
                                                                                                   ===========

See footnotes to portfolios of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
MONEY MARKET FUNDS
FOOTNOTES TO PORTFOLIOS OF INVESTMENTS -- (UNAUDITED)
AUGUST 31, 1995

* Credit Ratings given by Moody's Investor Service, Inc. and Standard & Poor's Corporation.

  MOODY'S    STANDARD & POOR'S
-----------  ------------------
    P-1             A-1          Short-term instruments of the highest quality.
    Aaa             AAA          Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
    Aa               AA          Instrument judged to be of high quality by all standards.
     A               A           Instrument judged to be adequate by all standards.
MIG1/VMIG1          SP1          Instrument judged to be the best quality with strong protection.
    NR               NR          Not Rated. In the opinion of the Investment Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Funds.

Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's applies numerical modifiers to designate relative standings within the generic ratings categories. Government issues have assumed ratings of AAA/Aaa.

ABBREVIATIONS USED IN THE PORTFOLIOS:

ACES........................  Adjusted Convertible Extendable Security
AMBAC.......................  American Municipal Bond Assurance Corporation
BAN.........................  Bond Anticipation Note
CGIC........................  Capital Guaranty Insurance Corp.
COPS........................  Certificates of Participation
FGIC........................  Financial Guaranty Insurance Corporation
FSA.........................  Financial Security Assurance
GAN.........................  Grant Anticipation Note
GO..........................  General Obligation
HDA.........................  Housing Development Authority
HFA.........................  Housing Finance Agency
IDA.........................  Industrial Development Authority
IDR.........................  Industrial Development Revenue
LTGO........................  Limited Tax General Obligation
MBIA........................  Municipal Bond Insurance Association
NRUCFC......................  National Rural Utilities Cooperative Finance Corporation
PCR.........................  Pollution Control Revenue
RANS........................  Revenue Anticipation Notes
SPA.........................  Standby Purchase Agreement
TANS........................  Tax Anticipation Notes
TRANS.......................  Tax and Revenue Anticipation Notes
UTGO........................  Unlimited Tax General Obligation
   + The cost of securities for Federal income tax purposes is substantially the same.
  ++ This security is pledged as collateral for a Letter of Credit. The Funds have issued letters of credit to ICI Insurance carriers for $5,000,000 and have pledged certain securities as collateral.
 (a) Floating Rate Demand Notes. Maturity date shown is the interest reset date; rate shown is rate in effect at August 31, 1995.
 (b) Maturity date shown is the mandatory or optional put date.
 (c) Tax Exempt Commercial Paper.
INVESTMENT PERCENTAGES SHOWN ARE CALCULATED AS A PERCENTAGE OF NET ASSETS.
INSTITUTIONS SHOWN IN PARENTHESES HAVE ENTERED INTO CREDIT SUPPORT AGREEMENTS WITH THE ISSUER.

See accompanying notes to financial statements.

FFB FUNDS TRUST
MONEY MARKET FUNDS
STATEMENT OF NET ASSETS -- (UNAUDITED)
AUGUST 31, 1995

                                                                                                                   PENNSYLVANIA
                                                                                                    TAX-FREE         TAX-FREE
                                                      U.S.            U.S.            CASH            MONEY            MONEY
                                                    TREASURY       GOVERNMENT      MANAGEMENT        MARKET           MARKET
                                                      FUND            FUND            FUND            FUND             FUND
                                                   -----------     -----------     -----------     -----------     -------------
ASSETS
Investments in securities, at value (amortized
  cost $438,357,302, $213,615,866, $541,332,554,
  $106,318,708, and $99,901,316, respectively)...  $438,357,302   $213,615,866     $541,332,554    $106,318,708     $99,901,316
Repurchase Agreements, at value (cost
  $451,015,000, $34,317,000, $229,890,000, $0,
  and $0, respectively)..........................   451,015,000     34,317,000      229,890,000             --               --
Cash.............................................           401             --           40,119           1,033              --
Interest receivable..............................     2,212,421        448,013        1,793,045         744,099         529,814
Prepaid expenses.................................       118,108        236,675          181,793          45,573             741
Other assets.....................................        10,838         26,336           57,387          14,411           5,540
                                                   ------------    -----------     ------------     -----------     -----------
    Total Assets.................................   891,714,070    248,643,890      773,294,898     107,123,824     100,437,411
                                                   ------------    -----------     ------------     -----------     -----------
LIABILITIES
Payable to Bank..................................            --         11,223               --              --          44,121
Income dividend payable..........................     3,918,808      1,109,891        3,302,792         301,094         286,227
Advisory fee payable.............................       255,177         75,065          212,628          32,334           1,497
Administrative services fee payable..............       108,854         32,171           91,126          13,858           9,799
Shareholder services fee payable.................        38,930         10,724           31,391           4,619              --
Custodian fee payable............................        10,331          4,689            8,823           3,467              --
Transfer agent fee payable.......................           320          1,111              665             195              --
Payable for securities purchased.................            --      9,999,000               --       3,012,366         400,740
Other accrued expenses...........................       101,489         62,587          162,056          48,666          67,928
                                                   ------------    -----------     ------------     -----------     -----------
    Total Liabilities............................     4,433,909     11,306,461        3,809,481       3,416,599         810,312
                                                   ------------    -----------     ------------     -----------     -----------
NET ASSETS.......................................  $887,280,161   $237,337,429     $769,485,417    $103,707,225     $99,627,099
                                                   ============   ============     ============    ============     ===========
NET ASSETS
Shares of beneficial interest outstanding (par
  value $0.001 per share) 3,000,000,000,
  2,000,000,000, 3,000,000,000, 2,000,000,000,
  and 1,000,000,000 shares authorized,
  respectively...................................       887,280        237,337          769,485         103,681          99,633
Additional paid-in capital.......................   886,392,881    237,100,092      768,715,932     103,577,251      99,533,505
Accumulated undistributed realized gain (loss) on
  investments....................................            --             --               --          26,293          (6,039)
                                                   ------------   ------------     ------------     -----------     -----------
Net assets applicable to shares outstanding......  $887,280,161   $237,337,429     $769,485,417    $103,707,225     $99,627,099
                                                   ============   ============     ============    ============     ===========
NET ASSETS
INSTITUTIONAL CLASS:
  Shares of Beneficial Interest Outstanding......   887,079,161    237,320,229      768,842,562     103,680,932      99,513,138
                                                   ============   ============     ============    ============     ===========
  Net Asset Value Per Share......................         $1.00          $1.00            $1.00           $1.00           $1.00
                                                   ============   ============     ============    ============     ===========
SERVICE CLASS:
  Shares of Beneficial Interest Outstanding......       201,000         17,200          642,855             N/A         120,000
                                                   ============   ============     ============    ============     ===========
  Net Asset Value Per Share......................         $1.00          $1.00            $1.00             N/A           $1.00
                                                   ============   ============     ============    ============     ===========

See accompanying notes to financial statements.

FFB FUNDS TRUST
MONEY MARKET FUNDS
STATEMENT OF OPERATIONS -- (UNAUDITED)
FOR THE SIX MONTHS ENDED AUGUST 31, 1995

                                                                                              TAX-FREE   PENNSYLVANIA
                                                       U.S.          U.S.         CASH         MONEY       TAX-FREE
                                                     TREASURY     GOVERNMENT   MANAGEMENT      MARKET    MONEY MARKET
                                                       FUND          FUND         FUND          FUND         FUND
                                                    -----------   ----------   -----------   ----------  ------------
Investment Income.................................  $24,440,618   $6,676,584   $22,350,372   $2,155,218   $1,287,611
                                                    -----------   ----------   -----------   ----------   ----------
Expenses:
  Advisory........................................    1,383,825      395,532     1,246,187      187,080      133,036
  Administrative services.........................      575,890      157,189       501,028       74,695       49,888
  Shareholder services............................      176,938       47,429       381,100       19,943          794
  Distribution....................................      102,836       28,316        86,534       13,363        8,256
  Custodian.......................................       83,644       49,543        73,745       27,669        8,464
  Registration....................................       21,485       18,052        48,100        6,995       16,916
  Audit...........................................       21,234        6,265        22,226        6,208        5,329
  Insurance.......................................       11,764        3,561        12,667        1,829          594
  Legal...........................................        8,525        2,504        18,189        2,276        2,164
  Reports to shareholders.........................        4,869        2,520         7,134        5,452        3,251
  Trustees........................................        3,524        3,524         3,524        3,524        3,524
  Transfer agent..................................        2,371       14,176         6,772        4,038        5,554
  Fund accounting.................................           --           --            --           --       21,102
  Miscellaneous...................................       15,709       15,606        20,516        4,718        4,897
                                                    -----------   ----------   -----------   ----------   ----------
    Total expenses before waivers.................    2,412,614      744,217     2,427,722      357,790      263,769
    Less expenses waived by
      Adviser/Administrator.......................       (7,427)      (7,596)      (11,919)      (1,959)    (193,211)
                                                    -----------   ----------   -----------   ----------   ----------
  Net expenses....................................    2,405,187      736,621     2,415,803      355,831       70,558
                                                    -----------   ----------   -----------   ----------   ----------
Net investment income.............................   22,035,431    5,939,963    19,934,569    1,799,387    1,217,053
                                                    -----------   ----------   -----------   ----------   ----------
Net realized loss on investments..................           --           --            --           --         (189)
                                                    -----------   ----------   -----------   ----------   ----------
Net increase in net assets resulting from
  operations......................................  $22,035,431   $5,939,963   $19,934,569   $1,799,387   $1,216,864
                                                    ===========   ==========   ===========   ==========   ==========

See accompanying notes to financial statements.

FFB FUNDS TRUST
MONEY MARKET FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- (UNAUDITED)

                                   U.S. TREASURY FUND               U.S. GOVERNMENT FUND              CASH MANAGEMENT FUND
                            ---------------------------------   -----------------------------   ---------------------------------
                             PERIOD ENDED       YEAR ENDED      PERIOD ENDED     YEAR ENDED      PERIOD ENDED       YEAR ENDED
                              AUGUST 31,       FEBRUARY 28,      AUGUST 31,     FEBRUARY 28,      AUGUST 31,       FEBRUARY 28,
                                 1995              1995             1995            1995             1995              1995
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
Operations:
  Net investment
    income...............   $    22,035,431   $    25,341,446   $   5,939,963   $   8,519,531   $    19,934,569   $    22,762,418
  Net realized loss on
    investments..........                --                --              --              --                --            (2,036)
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
Net increase in net
  assets resulting from
  operations.............        22,035,431        25,341,446       5,939,963       8,519,531        19,934,569        22,760,382
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
Distributions to
  Shareholders
  From Net Investment
  Income:
    Institutional
      Class..............       (22,034,490)      (25,341,446)     (5,939,943)     (8,519,531)      (19,930,441)      (22,760,382)
    Service Class........              (941)               --             (20)             --            (4,128)               --
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
                                (22,035,431)      (25,341,446)     (5,939,963)     (8,519,531)      (19,934,569)      (22,760,382)
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
Capital Share
  Transactions
  (at $1.00 per share):
  Proceeds from sales of
    shares:
    Institutional
      Class..............     1,584,441,049     2,278,464,898     346,165,669     955,839,659     1,183,683,270     2,272,124,455
    Service Class........           202,000                --          17,200              --           725,917                --
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
                              1,584,643,049     2,278,464,898     346,182,869     955,839,659     1,184,409,187     2,272,124,455
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
  Net asset value of
    shares issued in
    reinvestment of
    distributions:
    Institutional
      Class..............         4,678,834         2,744,080       1,286,665       1,322,329         1,693,635         2,310,362
    Service Class........                46                --              --              --             1,586                --
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
                                  4,678,880         2,744,080       1,286,665       1,322,329         1,695,221         2,310,362
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
  Cost of shares
    redeemed:
    Institutional
      Class..............    (1,373,822,039)   (2,282,509,968)   (334,446,508)   (965,059,364)   (1,146,241,561)   (2,148,775,607)
    Service Class........            (1,000)               --              --              --           (84,647)               --
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
                             (1,373,823,039)   (2,282,509,968)   (334,446,508)   (965,059,364)   (1,146,326,208)   (2,148,775,607)
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
Net increase (decrease)
  in net assets from
  capital share
  transactions...........       215,498,890        (1,300,990)     13,023,026      (7,897,376)       39,778,200       125,659,210
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
Net Increase (Decrease)
  in Net Assets..........       215,498,890        (1,300,990)     13,023,026      (7,897,376)       39,778,200       125,659,210
Net Assets:
  Beginning of period....       671,781,271       673,082,261     224,314,403     232,211,779       729,707,217       604,048,007
                            ---------------   ---------------   -------------   -------------   ---------------   ---------------
  End of period..........   $   887,280,161   $   671,781,271   $ 237,337,429   $ 224,314,403   $   769,485,417   $   729,707,217
                            ===============   ===============   =============   =============   ===============   ===============

See accompanying notes to financial statements.

FFB FUNDS TRUST
MONEY MARKET FUNDS
STATEMENT OF CHANGES IN NET ASSETS -- (UNAUDITED) (CONTINUED)

                                                                                       PENNSYLVANIA TAX-FREE MONEY
                                                       TAX-FREE MONEY MARKET FUND              MARKET FUND
                                                     ------------------------------    ----------------------------
                                                     PERIOD ENDED      YEAR ENDED      PERIOD ENDED     YEAR ENDED
                                                      AUGUST 31,      FEBRUARY 28,      AUGUST 31,     FEBRUARY 28,
                                                         1995             1995             1995            1995
                                                     -------------    -------------    ------------    ------------
Operations:
  Net investment income...........................   $   1,799,387    $   2,319,359    $ 1,217,053     $   656,169
  Net realized loss on investments................              --           (1,707)          (189)         (5,850)
                                                     -------------    -------------    ------------    ------------
Net increase in net assets resulting from
  operations......................................       1,799,387        2,317,652      1,216,864         650,319
                                                     -------------    -------------    ------------    ------------
Distributions to Shareholders from Net Investment
  Income:
    Institutional Class...........................      (1,799,387)      (2,319,359)    (1,216,947)       (656,169)
    Service Class.................................              --               --           (106)             --
                                                     -------------    -------------    ------------    ------------
                                                        (1,799,387)      (2,319,359)    (1,217,053)       (656,169)
                                                     -------------    -------------    ------------    ------------
Capital Share Transactions (at $1.00 per share):
  Proceeds from sales of shares:
    Institutional Class...........................     162,519,110      372,728,541    106,887,131      72,181,908
    Service Class.................................              --               --        120,000              --
                                                     -------------    -------------    ------------    ------------
                                                       162,519,110      372,728,541    107,007,131      72,181,908
                                                     -------------    -------------    ------------    ------------
  Net asset value of shares issued in reinvestment
    of distributions:
    Institutional Class...........................         193,720          250,655        591,352         437,609
    Service Class.................................              --               --             --              --
                                                     -------------    -------------    ------------    ------------
                                                           193,720          250,655        591,352         437,609
                                                     -------------    -------------    ------------    ------------
  Cost of shares redeemed:
    Institutional Class...........................    (167,069,823)    (379,401,874)   (51,510,287)    (43,458,037)
    Service Class.................................              --               --             --              --
                                                     -------------    -------------    ------------    ------------
                                                      (167,069,823)    (379,401,874)   (51,510,287)    (43,458,037)
                                                     -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from capital
  share transactions..............................      (4,356,993)      (6,422,678)    56,088,196      29,161,480
                                                     -------------    -------------    ------------    ------------
Net Increase (Decrease) in Net Assets.............      (4,356,993)      (6,424,385)    56,088,007      29,155,630
Net Assets:
  Beginning of period.............................     108,064,218      114,488,603     43,539,092      14,383,462
                                                     -------------    -------------    ------------    ------------
  End of period...................................   $ 103,707,225    $ 108,064,218    $99,627,099     $43,539,092
                                                     =============    =============    ============    ============

See accompanying notes to financial statements.

FFB FUNDS TRUST
MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
AUGUST 31, 1995

1. Description and Organization. FFB Funds Trust (the "Trust") was organized in Massachusetts as a business trust on March 25, 1987 and currently consists of twelve separately managed portfolios. U.S. Treasury Fund, U.S. Government Fund, Cash Management Fund, Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund (the "Funds") are described in this report.

These Funds are divided into two classes of shares, the Institutional Class Shares and the Service Class Shares, respectively. The Service Class Shares began operations on July 14, 1995, August 24, 1995, June 14, 1995 and August 22, 1995, respectively, for the U.S. Treasury Fund, U.S. Government Fund and Pennsylvania Tax-Free Money Market Fund, respectively. The Service Class Shares of the Tax-Free Money Market Fund have not been issued as of August 31, 1995.

(a) The Funds value their investment securities at amortized cost which approximates market value in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "Act") in order to maintain a constant net asset value of $1.00 per share.

(b) It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to their shareholders all of their net investment taxable and non-taxable income, and any net taxable gains realized. Therefore, no Federal income tax provision is required.

(c) Each of the Funds' dividends from taxable and non-taxable net investment income, including realized gains or losses, if any, on portfolio transactions, are declared each business day and paid within five business days after the end of the month.

(d) Investment transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned.

(e) Each Fund bears all costs of its operations other than expenses specifically assumed by the Administrator or Adviser. Expenses specifically identifiable to a particular Fund are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of the Trust or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2. Adviser and Administrator. The Trust retains First Fidelity Bank, National Association, New Jersey ("First Fidelity") to act as Adviser and Furman Selz Incorporated ("Furman Selz") to act as Administrator for the Funds. First Fidelity furnishes to the Trust investment guidance and policy direction in connection with the management of the portfolios of the Funds', subject to policy established by the Board of Trustees of the Trust, and administrative assistance in connection with the operation of the Trust and the Funds. First Fidelity is a wholly-owned subsidiary of First Fidelity Bancorporation.

Furman Selz provides management and administrative services necessary for the operation of the Trust and the Funds. Furman Selz also furnishes office space and certain facilities required for conducting the business of the Trust and pays the compensation of the Trust's officers and Trustees affiliated with Furman Selz.

As compensation for their advisory, administrative and management services, First Fidelity and Furman Selz were each entitled to a monthly fee at the following annual rates of average daily net assets.

                                                                                       FEE RATE
                                                                                   -----------------
U.S. TREASURY FUND, U.S. GOVERNMENT FUND,                                           FIRST    FURMAN
CASH MANAGEMENT FUND AND TAX-FREE MONEY MARKET FUND                                FIDELITY   SELZ
--------------------------------------------------------------------------------   -------   -------
Not exceeding $500 million......................................................    0.350%    0.150%
In excess of $500 million but not exceeding $1 billion..........................    0.315%    0.135%
In excess of $1 billion but not exceeding $1.5 billion..........................    0.280%    0.120%
In excess of $1.5 billion.......................................................    0.245%    0.105%

FFB FUNDS TRUST
MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

                                                                                       FEE RATE
                                                                                   -----------------
                                                                                    FIRST    FURMAN
PENNSYLVANIA TAX-FREE MONEY MARKET FUND                                            FIDELITY   SELZ
--------------------------------------------------------------------------------   -------   -------
Not exceeding $500 million......................................................    0.400%    0.150%
In excess of $500 million but not exceeding $1 billion..........................    0.360%    0.135%
In excess of $1 billion but not exceeding $1.5 billion..........................    0.320%    0.120%
In excess of $1.5 billion.......................................................    0.280%    0.105%

For the six months ended August 31, 1995, First Fidelity and Furman Selz were entitled to and earned fees from each of the Funds as indicated below:

                                                                                 FIRST       FURMAN
                                                                               FIDELITY       SELZ
                                                                              -----------   ---------
U.S. Treasury Fund...........................................................  $1,383,825    $575,890
U.S. Government Fund.........................................................     395,532     157,189
Cash Management Fund.........................................................   1,246,187     501,028
Tax-Free Money Market Fund...................................................     187,080      74,695
Pennsylvania Tax-Free Money Market Fund......................................     133,036      49,888

First Fidelity waived $131,811 of their advisory fee and Furman Selz waived $38,003 of their administrative services fee for the six months ended August 31, 1995 from the Pennsylvania Tax-Free Money Market Fund.

In addition, Furman Selz voluntarily waived partial fees of $7,427, $7,596, $11,919, and $1,959, respectively, from the U.S. Treasury Fund, U.S. Government Fund, Cash Management Fund, and Tax-Free Money Market Fund.

3. Other Services with Affiliates. First Fidelity is the transfer agent and dividend disbursing agent for the Funds. Furman Selz acts as Sub-Transfer Agent and receives an annual per account fee plus reimbursement of out-of-pocket expenses. For the Pennsylvania Tax-Free Money Market Fund, Furman Selz waived sub-transfer agent fees of $1,745.

In addition, First Fidelity may enter into agreements (the "Subaccounting Agreements") with certain banks, financial institutions and corporations (the "Participating Organizations") so that each Participating Organization handles recordkeeping and provides certain administrative services for its customers who invest in the Funds through accounts maintained at the Participating Organization. In such cases, the Participating Organization or one of its nominees will be the shareholder of record as nominee for its customers and will maintain subaccounts for its customers. Each Participating Organization will receive monthly payments, which in some cases may be based upon expenses that the Participating Organization has incurred in the performance of its services under the Subaccounting Agreement. The payment from each of the Funds will not exceed, on an annualized basis, an amount equal to 0.25% of the average daily value of the Fund's Institutional Class Shares, and 0.35% of the Fund's Service Class Shares, during the preceding month, in the subaccounts of which the Participating Organization is record owner as nominee for its customers.

First Fidelity currently receives shareholder servicing fees of 0.05% from each of the Fund's Service Class Shares, except Pennsylvania Tax-Free Money Market Fund. For the six months ended August 31, 1995, First Fidelity received $176,938 from the U.S. Treasury Fund, $47,429 from the U.S. Government Fund, $147,916 from the Cash Management Fund, and $18,325 from the Tax-Free Money Market Fund.

First Fidelity also acts as custodian for the Funds. For furnishing custodian services, First Fidelity is paid a monthly fee with respect to each Fund at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the six months ended August 31, 1995, First Fidelity earned custodian fees of $83,644 from the U.S. Treasury Fund, $37,002 from the U.S. Government Fund,

FFB FUNDS TRUST
MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

$73,571 from the Cash Management Fund, and $27,669 from the Tax-Free Money Market Fund. For the Pennsylvania Tax-Free Money Market Fund, First Fidelity waived custodian fees of $6,652.

Furman Selz performs fund accounting services and maintains the books and records for the Funds. Furman Selz is not paid a fund accounting fee from any of the Funds except Pennsylvania Tax-Free Money Market Fund. The Pennsylvania Tax-Free Money Market Fund pays Furman Selz a fee of $2,500 per month for performing fund accounting services. For the six months ended August 31, 1995, Furman Selz waived this fee of $15,000.

FFB Funds Distributor, Inc., a wholly-owned subsidiary of Furman Selz, acts as Distributor for the Trust. Each Fund has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, after having concluded that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Plan provides for a monthly payment by each Fund to the Distributor in such amounts that the Distributor presents for Board approval, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.25% for both classes of the U.S. Treasury Fund, U.S. Government Fund, Cash Management Fund and Tax-Free Money Market Fund; and 0.35% for both classes of Pennsylvania Tax-Free Money Market Fund. For the six months ended August 31, 1995, the Funds accrued distribution expenses of $102,836, $28,316, $86,534, $13,363 and $8,256, respectively, from the U.S. Treasury Fund, U.S. Government Fund, Cash Management Fund, Tax-Free Money Market Fund, and Pennsylvania Tax-Free Money Market Fund.

For all of the Funds, certain of the states in which the Trust is qualified for sale impose limitations on the expenses of the Trust. The Advisory Contract and the Administrative Services Contract provide that if, in any fiscal year, the total expenses of a Fund (excluding taxes, interest, distribution expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative services fee) exceed the expense limitation applicable to that Fund imposed by the securities regulations of any state, First Fidelity and Furman Selz will pay or reimburse the Fund in amounts equal to 70% and 30% of the excess, respectively. For the six months ended August 31, 1995, no payments or reimbursements were required as a result of these expense limitations.

4. Repurchase Agreements. The Funds may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Funds maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by that Fund in each agreement, including accrued interest, and that Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Concentration of Credit Risk. The Pennsylvania Tax-Free Money Market Fund invests substantially all of its assets in debt obligations issued by the Commonwealth of Pennsylvania and its authorities and agencies. The issuers' ability to meet their obligations may be affected by economic or political developments in the Commonwealth of Pennsylvania.

FFB FUNDS TRUST
MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            PERIOD ENDED AUGUST 31,
                                                     1995                YEAR          YEAR          YEAR          YEAR
                                            -----------------------     ENDED         ENDED         ENDED         ENDED
                                            INSTITUTIONAL  SERVICE   FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,
                                                CLASS      CLASS**       1995          1994          1993          1992
                                            -------------  --------  ------------  ------------  ------------  ------------
                                                                          U.S. TREASURY FUND
                                            -------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......   $   1.000    $ 1.000     $  1.000      $  1.000      $  1.000      $  1.000
                                            -------------  --------  ------------  ------------  ------------  ------------
Income from Investment Operations:
  Net investment income....................       0.027      0.027        0.040         0.026         0.031         0.050
                                            -------------  --------  ------------  ------------  ------------  ------------
Less Distributions:
  Dividends from net investment income.....      (0.027)    (0.027)      (0.040)       (0.026)       (0.031)       (0.050)
                                            -------------  --------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period.............   $   1.000    $ 1.000     $  1.000      $  1.000      $  1.000      $  1.000
                                            =============  ========  ============  ============  ============  ============
Total Return...............................       2.73%      2.73%        4.07%         2.63%         3.16%         5.15%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
    thousands).............................   $ 887,079    $   201     $671,781      $673,082      $503,637      $453,363
  Ratios of Net Expenses to Average Net
    Assets.................................       0.59%*     0.59%*       0.58%         0.56%         0.57%         0.56%
  Ratios of Net Investment Income to
    Average Net Assets.....................       5.38%*     5.38%*       4.04%         2.60%         3.11%         5.02%

                                                                         U.S. GOVERNMENT FUND
                                            -------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......   $   1.000    $ 1.000     $  1.000      $  1.000      $  1.000      $  1.000
                                            -------------  --------  ------------  ------------  ------------  ------------
Income from Investment Operations:
  Net investment income....................       0.027      0.027        0.041         0.026         0.031         0.051
                                            -------------  --------  ------------  ------------  ------------  ------------
Less Distributions:
  Dividends from net investment income.....      (0.027)    (0.027)      (0.041)       (0.026)       (0.031)       (0.051)
                                            -------------  --------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period.............   $   1.000    $ 1.000     $  1.000      $  1.000      $  1.000      $  1.000
                                            =============  ========  ============  ============  ============  ============
Total Return...............................       2.69%      2.69%        4.11%         2.63%         3.20%         5.19%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
    thousands).............................   $ 237,320    $    17     $224,314      $232,212      $201,235      $205,969
  Ratios of Net Expenses to Average Net
    Assets.................................       0.65%*     0.65%*       0.62%         0.59%         0.58%         0.54%
  Ratios of Net Investment Income to
    Average Net Assets.....................       5.27%*     5.27%*       4.08%         2.60%         3.15%         5.06%

 * Annualized

** The Service Class of U.S. Treasury Fund commenced operations on July 14,
   1995. The Service Class of U.S. Government Fund commenced operations on August 24, 1995.

FFB FUNDS TRUST
MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- (UNAUDITED) (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            PERIOD ENDED AUGUST 31,
                                                     1995                YEAR          YEAR          YEAR          YEAR
                                            -----------------------     ENDED         ENDED         ENDED         ENDED
                                            INSTITUTIONAL  SERVICE   FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,
                                                CLASS      CLASS**       1995          1994          1993          1992
                                            -------------  --------  ------------  ------------  ------------  ------------
                                                                         CASH MANAGEMENT FUND
                                            -------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......   $   1.000    $  1.000    $  1.000      $  1.000      $  1.000      $  1.000
                                            -------------  --------  ------------  ------------  ------------  ------------
Income from Investment Operations:
  Net investment income....................       0.028       0.028       0.041         0.027         0.032         0.055
                                            -------------  --------  ------------  ------------  ------------  ------------
Less Distributions:
  Dividends from net investment income.....      (0.028)     (0.028)     (0.041)       (0.027)       (0.032)       (0.055)
                                            -------------  --------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period.............   $   1.000    $  1.000    $  1.000      $  1.000      $  1.000      $  1.000
                                            =============  ========  ============  ============  ============  ============
Total Return...............................       2.78%       2.78%       4.15%         2.72%         3.24%         5.67%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
    thousands).............................   $ 768,843    $    643    $729,707      $604,048      $460,256      $401,129
  Ratios of Net Expenses to Average Net
    Assets.................................       0.66%*      0.66%*      0.66%         0.56%         0.60%         0.55%
  Ratios of Net Investment Income to
    Average Net Assets.....................       5.45%*      5.45%*      4.06%         2.69%         3.19%         5.52%

                                                                      TAX-FREE MONEY MARKET FUND
                                            -------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......   $   1.000         N/A    $  1.000      $  1.000      $  1.000      $  1.000
                                            -------------  --------  ------------  ------------  ------------  ------------
Income from Investment Operations:
  Net investment income....................       0.017         N/A       0.025         0.019         0.024         0.039
                                            -------------  --------  ------------  ------------  ------------  ------------
Less Distributions:
  Dividends from net investment income.....      (0.017)        N/A      (0.025)       (0.019)       (0.024)       (0.039)
                                            -------------  --------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period.............   $   1.000         N/A    $  1.000      $  1.000      $  1.000      $  1.000
                                            =============  ========= ============  ============  ============  ============
Total Return...............................       1.72%         N/A       2.52%         1.91%         2.41%         4.00%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
    thousands).............................   $ 103,707         N/A    $108,064      $114,489      $ 82,395      $ 98,999
  Ratios of Net Expenses to Average Net
    Assets.................................       0.66%*        N/A       0.68%         0.67%         0.69%         0.62%
  Ratios of Net Investment Income to
    Average Net Assets.....................       3.37%*        N/A       2.49%         1.88%         2.38%         3.92%

 * Annualized

** The Service Class of Cash Management Fund commenced operations on June 14,
   1995. The Service Class of Tax-Free Money Market Fund did not have operations as of August 31, 1995.

FFB FUNDS TRUST
MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS -- (UNAUDITED) (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            PERIOD ENDED AUGUST 31,
                                                     1995                YEAR          YEAR          YEAR          YEAR
                                            -----------------------     ENDED         ENDED         ENDED         ENDED
                                            INSTITUTIONAL  SERVICE   FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,
                                                CLASS      CLASS**       1995          1994          1993         1992++
                                            -------------  --------  ------------  ------------  ------------  ------------
                                                                PENNSYLVANIA TAX-FREE MONEY MARKET FUND
                                            -------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......    $ 1.000     $ 1.000     $  1.000      $  1.000      $  1.000      $  1.000
                                            -------------  --------  ------------  ------------  ------------  ------------
Income from Investment Operations:
  Net investment income....................      0.019       0.019        0.031         0.021         0.026         0.022
                                            -------------  --------  ------------  ------------  ------------  ------------
Less Distributions:
  Dividends from net investment income.....     (0.019)     (0.019)      (0.031)       (0.021)       (0.026)       (0.022)
                                            -------------  --------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period.............    $ 1.000     $ 1.000     $  1.000      $  1.000      $  1.000      $  1.000
                                            =============  ========  ============  ============  ============  ============
Total Return...............................      1.90%       1.90%        2.81%         2.09%         2.65%         3.98%
Ratios/Supplemental Data:
  Net Assets, End of Period (in
    thousands).............................    $99,513     $   120     $ 43,539      $ 14,383      $ 15,999      $ 20,699
  Ratios of Net Expenses to Average Net
    Assets+................................      0.21%*      0.21%*       0.33%         0.47%         0.35%         0.19%*
  Ratios of Net Investment Income to
    Average Net Assets.....................      3.66%*      3.66%*       3.09%         2.10%         2.62%         3.90%*

 * Annualized

** Service Class Commenced Operations on August 22, 1995.

 + Ratios before effect of waivers/reimbursements were 0.79%*, 1.05%, 1.26%, 1.07%, and 0.77%*, respectively.

++ From August 15, 1991 (Commencement of Operations).

BOARD OF TRUSTEES

EDMUND A. HAJIM *                CHAIRMAN OF THE BOARD AND PRESIDENT;
                                   Chairman of the Board, Furman Selz Incorporated
ROBERT H. DUNKER +*              (Retired) Former Executive Vice President, First Fidelity
                                   Bank, N.A., N. J.
ROBERT F. KANE ++                (Retired) Former Vice Chairman, Monroe Systems for Business,
                                   Inc.
BENJAMIN A. LOBEL +              Presently Private Investor
WALTER J. NEPPL +*               (Retired) Management Consultant
T. BROCK SAXE ++                 President and Director, Tombrock Corporation
                                 + Member of Audit Committee
                                 ++ Member of Nominating Committee
                                 * Interested person of the Trust as that term is defined in the Investment Company Act of 1940
---------------------------------------------------------------------------------------------
OFFICERS
EDMUND A. HAJIM                  Chairman of the Board and President
STEVEN D. BLECHER                Executive Vice President
MICHAEL C. PETRYCKI              Executive Vice President
JOHN J. PILEGGI                  Vice President and Treasurer
JOAN V. FIORE                    Vice President and Secretary
ROBERT A. HERING                 Vice President
DONALD E. BROSTROM               Assistant Treasurer
SHERYL HIRSCHFELD                Assistant Secretary

FBMM0895

----------------------------------------------------

             THE FFB EQUITY FUND
----------------------------------------------------

SEMI-ANNUAL REPORT

AS OF AUGUST 31, 1995

--------------------------------------------------------------------------------

INVESTMENT
--------------------------------------------------------------------------------
STRATEGIES
--------------------------------------------------------------------------------
FOR
--------------------------------------------------------------------------------
THE '90S
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT ADVISER

First Fidelity Bank, National Association, New Jersey
765 Broad Street
Newark, New Jersey 07101

ADMINISTRATOR

Furman Selz Incorporated
237 Park Avenue
New York, New York 10017

CUSTODIAN, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT

First Fidelity Bank, National Association, New Jersey
765 Board Street
Newark, New Jersey 07101

DISTRIBUTOR

FFB Funds Distributor, Inc.
230 Park Avenue
New York, New York 10169

LEGAL COUNSEL

Baker & McKenzie
805 Third Avenue
New York, New York 10022

--------------------------------------------------------------------------------

This report is for the information of the shareholders of The FFB Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

--------------------------------------------------------------------------------

    The FFB Funds are not deposits, guaranteed by or obligations of First Fidelity Bank or its affiliates and are not insured by the FDIC, the
    Federal Reserve Board or any other government agency. Shares of The FFB Funds involve investment risks, including the possible loss of principal. For information call 1-800-437-8790.
--------------------------------------------------------------------------------

                                 THE FFB FUNDS

                                                                October 19, 1995

Dear Shareholder:
We are pleased to present the semi-annual report for The FFB Equity Fund for the six months ended August 31, 1995. Net assets were $13,504,920 and the net asset value was $13.64.
The strength of our performance during these six months can be attributed to the overweighting of the technology stocks in our portfolio. Most of the increase in technology came from appreciation. However, we continue to seek attractive opportunities in other technology stocks and some of the forgotten consumer staples.
With low inflation, moderate economic growth and sustained corporate profitability, we are encouraged that the equity markets will continue to offer attractive opportunities over the longer term.
Unaudited financial statements and portfolio of investments at August 31, 1995 follow. We appreciate your support.
Finally, contingent upon the merger of First Fidelity Bancorporation with and into a wholly-owned subsidiary of First Union Corporation, the FFB family of mutual funds will be combined (subject to various conditions, including shareholder approval) with the Evergreen family of funds. We are excited about the prospects of this fund merger and look forward to providing you access to one of the most respected family of funds in existence over the past twenty years.

                                            Edmund A. Hajim
                                            Chairman of the Board
                                            and President

                                FFB EQUITY FUND

               PORTFOLIO MANAGER'S DISCUSSION OF FUND PERFORMANCE

The objective of the FFB Equity Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. corporations. As a secondary objective, the Fund seeks current income for distribution to shareholders.

For the first six months of our fiscal year ending August 31, 1995, the FFB Equity Fund produced a total return of 25.37%, which was significantly higher than the S&P 500 Index return of 16.82%. With the exception of August, the FFB Equity Fund surpassed the S&P 500 Index each month.

This strong performance is the result of our successful stock selection and our overweighting of the technology sector. This sector comprised 25.6% of our portfolio of investments, compared to the 11.4% of the S&P 500. Most of the increase in technology came from appreciation. For year-to-date, the FFB Equity Fund's technology sector was up 99.48% versus the S&P 500's technology sector performance of 45.73%. We have been taking profits in Micron, US Robotics, Adaptec, and Thermo Electron. However, we continued to see attractive opportunities in other technology stocks and in some of the forgotten consumer staples. We added LSI Logic Corp. and Dell Computer Corp. to the portfolio as well as Kellogg and Disney.

The market has shown some rotation from March to August, but technology has been the strong sector throughout. The laggers of the early half of the six month period, financial and utility sectors, started to show improving relative strength. The U.S. equity market slowed for the first time all year in August. Mixed economic data appeared to console investors regarding a strengthening economy as bond prices gained ground lost in July. The S&P 500 Index gained only 0.2% in total return against a 2.2% gain in the long (30 year) Treasury Bonds.

In summary, our overweighting of technology and excellent stock selection helped us to significantly out perform our benchmark during the first six months. In addition, mergers and acquisitions added to the excitement and our results which we believe will continue as industrial and financial down-sizing proceeds. With low inflation, moderate economic growth and sustained corporate profitability, we are encouraged that the equity markets will continue to offer attractive opportunities over the longer term.

FFB FUNDS TRUST
EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
AUGUST 31, 1995

                                                                                             VALUE
  SHARES                                                                    COST           (NOTE 1a)
----------                                                              -------------      ----------
             COMMON STOCKS -- 96.1%
             BASIC MATERIALS -- 6.2%
     2,000   Caterpillar Inc. .......................................    $   121,450       $  134,250
     1,500   Deere & Co. ............................................        130,368          128,250
     5,000   duPont (EI) deNemours...................................        311,684          326,875
     5,000   Nucor Corp..............................................        251,175          245,000
                                                                        -------------      ----------
                                                                             814,677          834,375
                                                                        -------------      ----------
             CAPITAL GOODS -- 7.5%
     5,000   General Electric Co. ...................................        239,377          294,375
     3,000   McDonnell Douglas.......................................        156,352          240,750
     3,500   Northrop Grumman Corporation............................        198,258          213,063
     3,000   Philips Electronics NV..................................        119,745          135,000
     1,700   Texas Instruments.......................................         78,536          127,288
                                                                        -------------      ----------
                                                                             792,268        1,010,476
                                                                        -------------      ----------
             CONSUMER CYCLICAL -- 8.7%
    10,000   Lowe's Companies........................................        310,648          332,500
    10,000   Mattel, Inc. ...........................................        232,380          290,000
    11,000   Wal-Mart Stores, Inc. ..................................        275,820          270,875
     5,000   Walt Disney Co. ........................................        249,208          280,625
                                                                        -------------      ----------
                                                                           1,068,056        1,174,000
                                                                        -------------      ----------
             CONSUMER STAPLES -- 13.7%
     3,000   Campbell Soup Co. ......................................        130,767          137,250
     5,500   Coca-Cola Co. ..........................................        305,106          353,375
     5,000   Colgate-Palmolive Co. ..................................        340,673          340,000
     6,500   Gillette Company........................................        243,434          271,375
     2,500   Kellogg Co. ............................................        165,600          168,750
     7,750   Philip Morris Cos., Inc. ...............................        506,283          578,344
                                                                        -------------      ----------
                                                                           1,691,863        1,849,094
                                                                        -------------      ----------
             ENERGY -- OIL/GAS -- 10.1%
     2,000   Amoco Corp. ............................................        130,845          127,500
     2,250   British Petroleum PLC -- ADR............................        192,397          202,781
     2,000   Exxon Corp. ............................................        131,629          137,500
     2,500   Mobil Corp. ............................................        222,327          238,125
     2,250   Royal Dutch Petroleum -- NY.............................        258,969          268,312
    22,500   YPF Sociedad Anonima ADR Class D........................        420,049          396,563
                                                                        -------------      ----------
                                                                           1,356,216        1,370,781
                                                                        -------------      ----------

See accompanying notes to financial statements.

FFB FUNDS TRUST
EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

                                                                                             VALUE
  SHARES                                                                    COST           (NOTE 1a)
----------                                                              -------------      ----------
             COMMON STOCKS -- (CONTINUED)
             FINANCE -- 9.2%
     5,000   Aflac Inc. .............................................    $   184,347       $  204,375
     2,250   Chemical Banking Corp. .................................        115,774          131,062
     5,000   Citicorp................................................        218,940          331,875
     4,000   Equifax Inc. ...........................................        143,320          155,500
    11,000   Reliastar Financial Corp. ..............................        345,549          418,000
                                                                        -------------      ----------
                                                                           1,007,930        1,240,812
                                                                        -------------      ----------
             HEALTHCARE -- 7.8%
     3,500   Amgen Inc.* ............................................         97,269          167,562
     3,000   Medtronic Inc. .........................................        229,345          283,125
     7,000   Merck & Co. ............................................        268,447          349,125
     8,000   U.S. Healthcare Inc. ...................................        248,437          256,000
                                                                        -------------      ----------
                                                                             843,498        1,055,812
                                                                        -------------      ----------
             MISCELLANEOUS -- 1.8%
     2,000   ITT Corp. ..............................................        188,170          239,250
                                                                        -------------      ----------
             TECHNOLOGY -- 24.6%
     2,500   Applied Materials*......................................        147,000          260,000
     4,000   Cisco Systems Inc.* ....................................        123,500          262,500
     3,000   Dell Computer Corp.* ...................................        190,062          231,000
     3,250   DSC Communications Corp.* ..............................        139,969          170,625
    33,000   EMC Corp.* .............................................        626,391          676,500
     5,000   Intel Corp. ............................................        194,600          306,875
     5,000   LSI Logic Corp.* .......................................        208,562          246,250
     5,000   Micron Technology Inc. .................................        101,875          384,375
     6,500   Oracle Systems*.........................................        216,992          260,813
     7,000   Three Com Corp.* .......................................        225,513          273,000
     1,800   U.S. Robotics...........................................         80,100          252,450
                                                                        -------------      ----------
                                                                           2,254,564        3,324,388
                                                                        -------------      ----------
             TRANSPORTATION -- 1.5%
     8,000   Atlantic Southeast Airlines.............................        159,000          200,000
                                                                        -------------      ----------

See accompanying notes to financial statements.

FFB FUNDS TRUST
EQUITY FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

 SHARES/                                                                                     MARKET
PRINCIPAL                                                                                    VALUE
  AMOUNT                                                                    COST           (NOTE 1a)
----------                                                              -------------      ----------
             COMMON STOCKS -- (CONTINUED)
             UTILITIES -- 5.0%
     3,700   FPL Group Inc. .........................................    $   140,433       $  143,837
     3,250   Houston Industries......................................        140,010          137,719
     2,500   Reuters Holdings PLC -- ADR.............................        111,906          130,938
     8,000   Telefonos de Mexico Class L -- ADR......................        238,954          262,000
                                                                        -------------      ----------
                                                                             631,303          674,494
                                                                        -------------      ----------
             TOTAL COMMON STOCKS.....................................     10,807,545       12,973,482
                                                                        -------------      ----------
             U.S. TREASURY BILLS -- 3.5%
  $470,000   09/14/95................................................        469,090          469,090
     5,000   05/30/98................................................          4,796            4,798
                                                                        -------------      ----------
             TOTAL U.S. TREASURY BILLS...............................        473,886          473,888
                                                                        -------------      ----------
             TOTAL INVESTMENTS -- 99.6%..............................    $11,281,431+      13,447,370
                                                                        =============
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%...........                          57,550
                                                                                           ----------
             NET ASSETS -- 100%......................................                     $13,504,920
                                                                                           ==========

* Non-income producing security.

ADR -- American Depository Receipts.

+ Cost for Federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

FFB FUNDS TRUST
EQUITY FUND
STATEMENT OF NET ASSETS -- (UNAUDITED)
AUGUST 31, 1995

ASSETS
Investments in securities, at value (cost $11,281,431)...............................  $13,447,370
Cash.................................................................................      139,848
Dividends receivable.................................................................       25,598
Receivable for securities sold.......................................................       14,743
Prepaid insurance....................................................................           78
                                                                                        ----------
     Total Assets....................................................................   13,627,637
                                                                                        ----------
LIABILITIES
Payable for securities purchased.....................................................      103,945
Custodian fee payable................................................................          758
Transfer agent fee payable...........................................................          248
Accrued expenses.....................................................................       17,766
                                                                                        ----------
     Total Liabilities...............................................................      122,717
                                                                                        ----------
NET ASSETS...........................................................................  $13,504,920
                                                                                        ==========
NET ASSETS
Shares of beneficial interest outstanding (par value $0.001 per share); 1,000,000,000
  shares authorized..................................................................   $      990
Additional paid-in capital...........................................................   11,059,354
Accumulated net undistributed realized gain on investments...........................      213,880
Undistributed net investment income..................................................       64,757
Net unrealized appreciation of investments...........................................    2,165,939
                                                                                        ----------
Net Assets Applicable to Shares......................................................  $13,504,920
                                                                                        ==========
Shares of Beneficial Interest Outstanding............................................      990,401
                                                                                        ==========
Net Asset Value Per Share............................................................       $13.64
                                                                                        ==========
Maximum Offering Price Per Share ($13.64/$0.955).....................................       $14.28
                                                                                        ==========

See accompanying notes to financial statements.

FFB FUNDS TRUST
EQUITY FUND
STATEMENT OF OPERATIONS -- (UNAUDITED)
FOR THE SIX MONTHS ENDED AUGUST 31, 1995

Investment Income:
  Dividends.................................................................. $   95,992
  Interest...................................................................     14,106
                                                                              ----------
                                                                                           $  110,098
Expenses:
  Advisory...................................................................     25,772
  Administrative services....................................................     12,886
  Reports to shareholders....................................................      8,823
  Custodian..................................................................      8,790
  Audit......................................................................      4,537
  Transfer agent.............................................................      4,386
  Trustees...................................................................      3,529
  Registration...............................................................      1,493
  Insurance..................................................................        181
  Legal......................................................................        157
  Miscellaneous..............................................................        977
                                                                              ----------
     Total expenses before waivers...........................................                  71,531
     Less: Expenses waived by Adviser/Administrator..........................                 (38,658)
                                                                                           ----------
     Net expenses............................................................                  32,873
                                                                                           ----------
Net investment income........................................................                  77,225
                                                                                           ----------
Net realized gain on investments.............................................    446,174
Change in unrealized appreciation of investments.............................  1,649,296
                                                                              ----------
Net realized and unrealized gain on investments..............................               2,095,470
                                                                                           ----------
Net increase in net assets resulting from operations.........................              $2,172,695
                                                                                           ==========

See accompanying notes to financial statements.

FFB FUNDS TRUST
EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS -- (UNAUDITED)

                                                                            SIX MONTHS
                                                                               ENDED       YEAR ENDED
                                                                            AUGUST 31,    FEBRUARY 28,
                                                                               1995           1995
                                                                            -----------   ------------
Net Increase In Net Assets:
Operations:
  Net investment income.................................................    $    77,225    $   73,948
  Net realized gain (loss) on investments...............................        446,174      (207,946)
  Change in unrealized appreciation on investments......................      1,649,296       369,973
                                                                            -----------   ------------
Net increase in net assets resulting from operations....................      2,172,695       235,975
                                                                            -----------   ------------
Distributions to Shareholders from
  Net investment income.................................................             --       (75,940)
                                                                            -----------   ------------
Net decrease in undistributed net investment income included in price of
  shares sold and repurchased...........................................        (43,867)      (10,598)
                                                                            -----------   ------------
Capital Share Transactions:
  Proceeds from sales of shares.........................................      4,992,890     1,163,196
  Net asset value of shares issued in reinvestment of distributions.....             --        74,399
                                                                            -----------   ------------
                                                                              4,992,890     1,237,595
  Cost of shares redeemed...............................................       (281,934)     (401,333)
                                                                            -----------   ------------
Net increase in net assets from capital share transactions..............      4,710,956       836,262
                                                                            -----------   ------------
Net increase in net assets..............................................      6,839,784       985,699
Net Assets:
  Beginning of period...................................................      6,665,136     5,679,437
                                                                            -----------   ------------
  End of period.........................................................    $13,504,920    $6,665,136
                                                                            ===========   ===========

See accompanying notes to financial statements.

FFB FUNDS TRUST
EQUITY FUND
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
AUGUST 31, 1995

     1. Description and Organization. FFB Funds Trust (the "Trust") was organized in Massachusetts as a business trust on March 25, 1987 and currently consists of twelve separately managed portfolios. The FFB Equity Fund (the "Fund") began operations May 6, 1986.

     (a) The Fund values its investments in securities at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. The bid price is used when no asked price is available. In the absence of market quotations, investments are valued at fair value in the opinion of the Board of Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost, if their term to maturity at purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

     (b) It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its net investment taxable and non-taxable income and any net taxable gains realized. Therefore, no Federal income tax provision is required.

     (c) The Fund's dividends from net investment income are declared and paid semi-annually. Distributions from short-term and long-term capital gains, if any, are declared and paid annually.

     (d) Security transactions are accounted for on the trade date. Interest income, including the amortization of discount or premium, is recorded as earned. Dividend income is recorded on the ex-dividend date. Gains or losses on the sale of securities are calculated on the identified cost basis.

     (e) The Fund follows the accounting policy known as equalization whereby a portion of the proceeds from sales and the cost of redemptions of capital shares, equivalent on a per share basis to the amount of distributable investment income on the transaction, is credited or charged to undistributed investment income. As a result, distributable investment income per share is unaffected by sales or redemptions of Fund shares.

     (f) Each Fund bears all costs of its operations other than expenses specifically assumed by the Administrator or Adviser. Expenses specifically identifiable to a particular Fund are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of the Trust or on another reasonable basis.

     2. Adviser and Administrator. The Trust retains First Fidelity Bank, National Association, New Jersey ("First Fidelity") to act as Adviser and Furman Selz Incorporated ("Furman Selz") to act as Administrator for the Funds. First Fidelity furnishes to the Trust investment guidance and policy direction in connection with the management of the Fund's portfolio, subject to policy established by the Board of Trustees of the Trust. First Fidelity is a wholly-owned subsidiary of First Fidelity Bancorporation.

     Furman Selz provides management and administrative services necessary for the operation of the Trust and the Fund. Furman Selz also furnishes office space and certain facilities required for conducting the business of the Trust and pays the compensation of the Trust's officers and Trustees affiliated with Furman Selz.

     As compensation for their advisory, administrative and management services to the Fund, First Fidelity is paid a monthly fee at the annual rate of 0.50% of average daily net assets; and Furman Selz is paid a monthly fee at the annual rate of 0.25% of average daily net assets.

     For the six months ended August 31, 1995, First Fidelity and Furman Selz each voluntarily waived its entire fee, totalling $25,772 and $12,886, respectively.

FFB FUNDS TRUST
EQUITY FUND
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

     3. Other Services with Affiliates. First Fidelity is transfer agent and dividend disbursing agent for the Trust. Furman Selz acts as the Trust's Sub-Transfer Agent and receives an annual per account fee, plus reimbursement of out-of-pocket expenses.

     In addition, First Fidelity may enter into agreements (the "Subaccounting Agreements") with certain banks, financial institutions and corporations (the "Participating Organizations") so that each Participating Organization handles recordkeeping and provides certain administrative services for its customers who invest in the Fund through accounts maintained at the Participating Organization. In such cases, the Participating Organization or one of its nominees will be the shareholder of record as nominee for its customers and will maintain subaccounts for its customers. Each Participating Organization will receive monthly payments, which in some cases may be based upon expenses that the Participating Organization has incurred in the performance of its services under the Subaccounting Agreement. The payment from the Fund will not exceed, on an annualized basis, an amount equal to 0.25% of the average daily value of the Fund's shares, during the preceding month, in the subaccounts of which the Participating Organization is record owner as nominee for its customers. For the six months ended August 31, 1995, no payments were made by the Fund to Participating Organizations.

     First Fidelity also acts as custodian for the Fund. For furnishing custodian services, First Fidelity is paid a monthly fee with respect to the Fund at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the six months ended August 31, 1995, First Fidelity received custodian fees of $8,790.

     Furman Selz performs fund accounting services and maintains the books and records for the Fund. Furman Selz is not paid a fund accounting fee from the Fund.

     FFB Funds Distributor, Inc., a wholly-owned subsidiary of Furman Selz, acts as Distributor for the Trust. The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, after having concluded that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Plan provides for a monthly payment by the Fund to the Distributor in such amounts that the Distributor presents for Board of Trustees approval, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.50% for the Fund. For the six months ended August 31, 1995, the Fund made no distribution payments under the Plan.

     Certain states in which the Fund is qualified for sale impose limitations on the expenses of the Fund. The Advisory Contract and the Administrative Services Contract provide that if, in any fiscal year, the total expenses of a Fund (excluding taxes, interest, distribution expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative services fee) exceed the expense limitation applicable to that Fund imposed by the securities regulations of any state, First Fidelity and Furman Selz will pay or reimburse the Fund in amounts equal to 70% and 30% of the excess. During the six months ended August 31, 1995, there were no payments or reimbursements required as a result of these expense limitations.

     4. Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund maintains securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by that Fund in each agreement, including accrued interest, and that Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of

FFB FUNDS TRUST
EQUITY FUND
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     5. Capital Share Transactions. The Fund is authorized to issue 1,000,000,000 shares of beneficial interest each with a par value of $0.001. For the six months ended August 31, 1995 and the year ended February 28, 1995, transactions in shares of beneficial interest of the Fund were as follows:

                                                                         SIX MONTHS
                                                                           ENDED         YEAR ENDED
                                                                         AUGUST 31,     FEBRUARY 28,
                                                                            1995            1995
                                                                         ----------     ------------
Shares sold............................................................    404,654         110,794
Shares issued in reinvestment of distributions.........................     --               7,215
                                                                         ----------     ------------
                                                                           404,654         118,009
Shares redeemed........................................................    (25,931)        (38,523)
                                                                         ----------     ------------
Net increase in shares.................................................    378,723          79,486
                                                                         ==========     ============

     6. Security Transactions. The Fund's cost of securities purchased and proceeds from securities sold (other than short-term securities) for the six months ended August 31, 1995 aggregated $9,556,708 and $4,993,827, respectively.

     7. Federal Income Tax Status. At August 31, 1995, the Fund had gross unrealized appreciation of $2,208,972, and gross unrealized depreciation of $43,033.

FFB FUNDS TRUST
EQUITY FUND
FINANCIAL HIGHLIGHTS -- (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS      YEAR          YEAR          YEAR          YEAR
                                                    ENDED        ENDED         ENDED         ENDED         ENDED
                                                  AUGUST 31,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,
                                                     1995         1995          1994          1993          1992
                                                  ----------  ------------  ------------  ------------  ------------
Net Asset Value, Beginning of Period.............   $10.90       $10.67        $12.20        $12.73        $12.52
                                                  ----------  ------------  ------------  ------------  ------------
Income from Investment Operations:
  Net investment income..........................     0.10         0.13          0.12          0.16          0.12
  Net realized and unrealized gain on
    securities...................................     2.64         0.23          0.32          0.36          1.74
                                                  ----------  ------------  ------------  ------------  ------------
  Total from Investment Operations...............     2.74         0.36          0.44          0.52          1.86
                                                  ----------  ------------  ------------  ------------  ------------
Less Distributions:
  Dividends from net investment income...........    --           (0.13)        (0.24)        (0.24)        (0.12)
  Distributions from capital gains...............    --          --             (0.99)        (0.81)        (1.53)
  Tax return of capital..........................    --          --             (0.74)       --            --
                                                  ----------  ------------  ------------  ------------  ------------
  Total Distributions............................    --           (0.13)        (1.97)        (1.05)        (1.65)
                                                  ----------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period...................   $13.64       $10.90        $10.67        $12.20        $12.73
                                                  ==========  ============  ============  ============  ============
Total Return (not reflecting sales load).........    25.37%        3.42%         3.58%         4.34%        14.90%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands).......  $13,505       $6,665        $5,679        $4,818        $4,380
  Ratios of Net Expenses to Average Net
    Assets+......................................     0.64%*       1.12%         2.00%         1.23%         1.50%
  Ratios of Net Investment Income to Average Net
    Assets.......................................     1.50%*       1.27%         0.96%         1.26%         0.93%
  Portfolio Turnover Rate........................       50%         124%          265%          452%          496%

---------------

 + Effect of waivers/reimbursements were 0.74%, 0.75%, 1.25%, 0.75%, and 0.75%, respectively.

 * Annualized.

BOARD OF TRUSTEES

EDMUND A. HAJIM *                CHAIRMAN OF THE BOARD AND PRESIDENT;
                                   Chairman of the Board, Furman Selz Incorporated
ROBERT H. DUNKER +*              (Retired) Former Executive Vice President, First Fidelity Bank,
                                   N.A., N. J.
ROBERT F. KANE ++                (Retired) Former Vice Chairman, Monroe Systems for Business, Inc.
BENJAMIN A. LOBEL +              Presently a private investor
WALTER J. NEPPL +*               (Retired) Management Consultant
T. BROCK SAXE ++                 President and Director, Tombrock Corporation
                                 + Member of Audit Committee
                                 ++ Member of Nominating Committee
                                 * Interested person of the Trust as that term is defined in the
                                   Investment Company Act of 1940
---------------------------------------------------------------------------------------------------
OFFICERS
EDMUND A. HAJIM                  Chairman of the Board and President
STEVEN D. BLECHER                Executive Vice President
MICHAEL C. PETRYCKI              Executive Vice President
JOHN J. PILEGGI                  Vice President and Treasurer
JOAN V. FIORE                    Vice President and Secretary
ROBERT A. HERING                 Vice President
DONALD E. BROSTROM               Assistant Treasurer
SHERYL HIRSCHFELD                Assistant Secretary

       FBEQ0895

            THE FFB NEW JERSEY
                    TAX-FREE
                    INCOME FUND

SEMI-ANNUAL REPORT

AS OF AUGUST 31, 1995

--------------------------------------------------------------------------------

INVESTMENT
--------------------------------------------------------------------------------
STRATEGIES
--------------------------------------------------------------------------------
FOR
--------------------------------------------------------------------------------
THE '90S
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT ADVISER

First Fidelity Bank, National Association, New Jersey
765 Broad Street
Newark, New Jersey 07101

ADMINISTRATOR

Furman Selz Incorporated
237 Park Avenue
New York, New York 10017

CUSTODIAN, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT

First Fidelity Bank, National Association, New Jersey
765 Board Street
Newark, New Jersey 07101

DISTRIBUTOR

FFB Funds Distributor, Inc.
230 Park Avenue
New York, New York 10169

LEGAL COUNSEL

Baker & McKenzie
805 Third Avenue
New York, New York 10022

--------------------------------------------------------------------------------

This report is for the information of the shareholders of The FFB Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

--------------------------------------------------------------------------------

    Investments in mutual funds involve risk, including possible loss of principal. The FFB Funds are not deposits, guaranteed by or obligations of First Fidelity Bank or its affiliates and are not insured by the
    FDIC, the Federal Reserve Board or any other government agency. Shares of The FFB Funds involve investment risks, including the possible loss of principal. For information call 1-800-437-8790.
--------------------------------------------------------------------------------

                                 THE FFB FUNDS

                                                                October 19, 1995

Dear Shareholder:

We are pleased to present the semi-annual report for the FFB New Jersey Tax-Free Income Fund for the six months ended August 31, 1995. Net assets on that date were $35,469,127 and the net asset value per share was $10.75.

The drop in interest rates continued during the second half of 1995. Municipals underperformed the Treasury market as concerns regarding tax reform continued to overshadow the market. Many market participants have restructured their portfolios and bought municipals with short maturities in response to proposed changes in the tax code. This has resulted in the yield curve steepening considerably. Lack of new issues and refunding volume has resulted in an expensive secondary municipal market especially for securities with maturities of five years or less. Long intermediate and long-term maturities remain attractive.

The Fund will continue to be conservatively managed with all bonds rated in the highest investment grade categories by Moody's Investors Service Inc. or by Standard & Poor's and with strong attention still paid to call protection. We will extend portfolio duration as long as economic conditions permit and inflation remains under control.

Unaudited financial statements and the Fund's portfolio of investments at August 31, 1995 follow. We look forward to your continued support.

Finally, contingent upon the merger of First Fidelity Bancorporation with and into a wholly-owned subsidiary of First Union Corporation, the FFB family of mutual funds will be combined (subject to various conditions, including shareholder approval) with the Evergreen family of funds. We are excited about the prospects of this fund merger and look forward to providing you access to one of the most respected family of funds in existence over the past twenty years.

                                         Edmund A. Hajim
                                         Chairman of the Board
                                         and President

                      FFB NEW JERSEY TAX-FREE INCOME FUND
               PORTFOLIO MANAGER'S DISCUSSION OF FUND PERFORMANCE

The investment objective of the FFB New Jersey Tax-Free Income Fund is to provide current income exempt from Federal and New Jersey personal incomes taxes. The Fund invests primarily in high quality tax-exempt obligations of the State of New Jersey.

The continued fall in interest rates through June 1995 was a result of both a succession of much weaker than expected economic indicators and more public commentary on the current state of the economy from various Federal Reserve officials.

The Federal Reserve lowered interest rates in July and August in response to broad-based economic news and the lessened threat of inflationary pressures. This decision was significant for two reasons. One, it ended the Fed's tightening biases which began February 1994 with the Fed Funds rate at 3% and ended with the last increase to 6% in February 1995. Second, once the Fed begins a trend of change in interest rates (which is now down), it is kept in place for a while.

During the six months, we were able to stay close to the returns on the bench market index. However, municipals underperformed the Treasury market as concerns regarding tax code changes caused panic in the municipal market. Many market participants have restructured their portfolios with short maturities (five years or under). This resulted in the municipal yield curve steepening considerably with the spread between two and thirty years widening to approximately 210 basis points (100 basis points equate to 1%) for triple A securities. In contrast, the Treasury yield curve flattened to 109 basis points at September 30, 1995.

Looking ahead, we feel it unlikely that a tax reform package will pass in its present form. Future debates concerning this issue will continue to present a challenge to the municipal bond market. In addition, the deficit reduction process will have a significant influence on the direction of interest rates as good news on the budget will result in yields resuming their downward bias. We will continue to extend the duration of the Fund as market conditions warrant.

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
AUGUST 31, 1995

 CREDIT                                                     PRINCIPAL                         VALUE
 RATING*                                                      AMOUNT          COST          (NOTE 1a)
---------                                                   ----------     -----------     -----------
           NEW JERSEY MUNICIPAL OBLIGATIONS -- 90.1%
AAA/Aaa    Bergen County Utilities Authority Water PCR
             Series B (FGIC) 5.75%, 12/15/05............    $1,000,000     $ 1,054,855     $ 1,058,750
AA/Aa      Burlington County Bridge Commission Bridge
             System Revenue (County Guaranteed) 5.30%,
             10/1/13....................................       500,000         504,148         476,250
AA/Aa      Burlington County Refunding UTGO Series A
             4.40%, 3/15/01.............................       750,000         753,525         743,438
AA/Aa      Burlington County UTGO (FGIC) 6.95%,
             9/15/97....................................     1,000,000       1,043,576       1,060,000
NR/A1      Camden County Improvement Authority Lease
             Revenue (County Guaranteed) 6.00%,
             12/1/12....................................       500,000         500,000         508,750
AAA/Aaa    Cape May County Municipal Utilities Authority
             Sewer Revenue Refunding Series A (MBIA)
             5.75%, 1/1/16..............................       500,000         496,185         498,125
AAA/Aaa    Delaware River & Bay Authority Delaware
             Authority Revenue (MBIA) 5.00%, 1/1/17.....     1,000,000         987,534         892,500
AAA/Aaa    Delaware River Joint Toll Bridge Commission
             Pennsylvania Bridge Revenue Refunding
             6.25%, 7/1/12..............................       475,000         485,836         495,781
AA/A-1     Edison Township School Improvement UTGO
             6.50%, 6/1/09..............................       200,000         197,898         220,500
AAA/A-1    Gloucester County UTGO (MBIA) 6.30%,
             2/1/12.....................................       600,000         591,006         617,250
AA-/A-1    Gloucester County Utilities Authority Sewer
             Revenue 6.50%, 1/1/21......................       500,000         496,032         518,125
AAA/Aaa    Hoboken UTGO (FSA State Aid Withholding)
             6.65%, 8/1/11..............................       200,000         202,514         212,000
AAA/Aaa    Lakewood Township School District UTGO
             (AMBAC) 6.25%, 2/15/12.....................       400,000         392,280         422,500
AAA/Aaa    Landis Sewer Authority Sewer Revenue Bond
             (FGIC) 7.25%, 10/1/95......................     1,000,000       1,023,247       1,032,500
AA/A-1     Manalapan-Englishtown Regional Board of
             Education (School Board of Resource Fund)
             5.00%, 5/1/05..............................       500,000         494,310         500,625
AA-/Aa     Mercer County Improvement Authority Customer
             Receipt Complex Revenue 6.05%, 1/1/11......       305,000         280,979         305,381
AA+/Aaa    Middlesex County UTGO 5.80%, 10/1/10.........       500,000         487,030         510,625
AA+/Aaa    Millburn Township UTGO 6.00%, 7/15/99........       150,000         149,813         160,313
AA/Aa1     Monmouth County Improvement Authority Revenue
             Correctional Facilities Monmouth Project
             6.40%, 8/1/08..............................       800,000         815,078         855,000
           New Jersey Building Authority State Building
             Revenue:
NR/NR           6.25%, 6/15/13..........................       300,000         232,106         244,406
AA-/Aa          7.20%, 6/15/13..........................       225,000         294,768         325,125
           New Jersey Economic Development Authority
             Revenue:
AAA/Aa1         Public Schools Small Project Loan
                  Program (School Board Resource Fund)
                  5.40%, 8/15/13........................     1,000,000         996,638         965,000

See footnotes to portfolio of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

 CREDIT                                                     PRINCIPAL                         VALUE
 RATING*                                                      AMOUNT          COST          (NOTE 1a)
---------                                                   ----------     -----------     -----------
           NEW JERSEY MUNICIPAL
             OBLIGATIONS -- (CONTINUED)
           New Jersey Economic Development Authority
             Revenue (continued)
AAA/Aaa         Water Facilities Refunding New Jersey
                  American Water Co. Project Series A
                  (FGIC) 5.35%, 6/1/23..................    $  400,000     $   404,778     $   368,000
A/A3            Water Facilities Series A 6.60%,
                  8/1/21................................       300,000         294,228         312,000
           New Jersey Health Care Facilities Financing
             Authority Revenue:
AAA/Aaa         Hackensack Medical Center (FGIC) 6.625%,
                  7/1/17................................       750,000         757,268         785,625
AAA/Aaa         Mercer Medical Center (MBIA) 6.45%,
                  7/1/05................................       300,000         300,000         324,750
AAA/Aaa         Overlook Hospital Association Series E
                  (FGIC) 6.70%, 7/1/13..................       500,000         498,750         523,125
A-/A            Refunding Atlantic City Medical Center
                  Series C 6.80%, 7/1/05................       750,000         749,250         805,312
AAA/Aaa         Refunding Burdett Tomlin Memorial
                  Hospital Series D (FGIC) 6.50%,
                  7/1/12................................       400,000         397,200         420,000
AAA/Aaa         Robert Wood Johnson University Hospital
                  Series B (MBIA) 6.625%, 7/1/16........       200,000         199,250         210,500
AAA/Aaa         Shore Memorial Hospital Health Care
                  System (MBIA) 5.00%, 7/1/12...........       500,000         490,626         456,875
A+/Aa      New Jersey Sports & Exposition Series A
             6.00%, 3/1/21..............................     1,000,000         958,700       1,000,000
           New Jersey State Educational Facilities
             Authority Revenue:
AA+/Aa1         Higher Educational Princeton Series C
                  6.375%, 7/1/22........................       500,000         498,325         518,750
AAA/Aaa         Kean College Series B (MBIA) 6.50%,
                  7/1/11................................       250,000         248,135         263,750
AAA/Aaa         Princeton University Series A (GO of
                  Institution) 5.70%, 7/1/97............       325,000         324,594         333,531
AAA/Aaa         Refunding Seton Hall University Project
                  Series A (FGIC) 6.25%, 7/1/10.........       600,000         589,790         624,000
AAA/Aaa         Rider College Series D (AMBAC) 6.20%,
                  7/1/17................................       500,000         503,750         517,500
AAA/Aaa         Union County College Series C (MBIA)
                  6.50%, 7/1/11.........................       300,000         298,125         316,500
AAA/Aaa         William Patterson College Series F
                  (MBIA) 6.375%, 7/1/11.................       400,000         398,892         417,000
           New Jersey State Highway Authority Garden
             State Parkway General Revenue Senior
             Parkway:
AA-/A1          6.25%, 1/1/14...........................       500,000         490,295         513,125
AA-/Aaa         Pre-refunded (GO of Authority) 7.125%,
                  1/1/14................................       250,000         255,802         257,500
AAA/Aaa    New Jersey State Transit Corporation COPS
             (FSA) 6.50%, 10/1/16.......................       300,000         296,349         323,625
           New Jersey State Turnpike Revenue Refunding:
A/A          Series A 6.40%, 1/1/02.....................       300,000         297,357         327,375
NR/Aaa       6.75%, 1/1/09..............................       190,000         189,763         204,963

See footnotes to portfolio of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

 CREDIT                                                     PRINCIPAL                         VALUE
 RATING*                                                      AMOUNT          COST          (NOTE 1a)
---------                                                   ----------     -----------     -----------
           NEW JERSEY MUNICIPAL
             OBLIGATIONS -- (CONTINUED)
           New Jersey State UTGO:
AA+/Aa1      Series D Refunding 5.25%, 2/15/01..........    $  500,000     $   509,138     $   519,375
AA+/NR       6.80%, 9/15/10.............................       200,000         203,860         226,250
           North Jersey District Water Supply:
AAA/Aaa      Refunding Wanaque North Project Series B
                (MBIA) 6.25%, 11/15/17..................       350,000         369,555         364,875
AAA/Aaa      Wanaque South Project (MBIA) 6.00%,
                7/1/12..................................       500,000         518,604         512,500
AAA/Aaa      Wanaque South Project (MBIA) 6.50%,
                7/1/21..................................       400,000         400,000         461,000
NR/Aa      Ocean County UTGO 5.80%, 9/1/10..............       500,000         483,745         508,750
AA-/Aa     Ocean County Utilities Authority Waste Water
             Revenue Refunding Series A (County
             Guaranteed) 5.75%, 1/1/18..................       500,000         474,630         491,250
AAA/Aaa    Old Bridge Township Municipal Utilities
             Authority Revenue Refunding (FGIC) 6.25%,
             11/1/16....................................       500,000         486,750         523,125
AAA/Aaa    Old Bridge Township UTGO (FGIC) 6.55%,
             7/15/09....................................       200,000         198,442         214,250
AAA/Aaa    Passaic Valley Sewage Commissioners Sewer
             System Series D (AMBAC) 5.75%, 12/1/13.....       500,000         509,785         501,875
AAA/Aaa    Pennsauken Township School District UTGO (FSA
             School Board Resource Fund) 5.00%,
             3/1/10.....................................       500,000         484,820         471,875
AA-/A1     Port Authority New York & New Jersey
             Consolidated 74th Project 6.75%, 8/1/26....       900,000         896,000         955,125
AA/A1      Rutgers State University Refunding Series T
             (GO of Institution) 5.25%, 5/1/12..........       500,000         484,120         475,000
AAA/Aaa    South Plainfield UTGO (AMBAC) 6.625%,
             8/1/12.....................................       100,000          99,034         105,000
AAA/Aaa    Stafford Municipal Utilities Authority Water
             & Sewer Revenue (MBIA) 6.25%, 6/1/14.......       500,000         491,100         523,125
AA-/Aa     Stony Brook Regional Sewage Authority Revenue
             Refunding Series B (GO of Authority) 5.45%,
             12/1/12....................................       500,000         495,825         491,250
AAA/Aaa    Trenton UTGO (MBIA) 6.55%, 8/15/09...........       500,000         499,375         534,375
           University Medicine & Dentistry Revenue
             Series E (GO of Institution):
AA/A            6.50%, 12/1/18..........................       500,000         490,000         521,250
AA/A            5.75%, 12/1/21..........................       400,000         386,236         387,500
AAA/Aaa    Washington Township Municipal Utilities
             Authority Utility System Revenue Refunding
             Subordinated Series A (AMBAC) 6.70%,
             2/1/11.....................................       200,000         200,000         224,500
AAA/Aaa    Winslow Township UTGO Refunding (FGIC) 6.50%,
             10/1/18....................................       500,000         499,500         523,750
                                                                           -----------     -----------
           TOTAL NEW JERSEY MUNICIPAL OBLIGATIONS.......                    31,101,104      31,982,750
                                                                           -----------     -----------
           COMMONWEALTH OF PUERTO RICO -- 6.5%
A-/Baa1    Electric Power Authority Power Revenue Series
             P 7.00%, 7/1/21............................       500,000         490,894         552,500
A/Baa1     Public Buildings Authority Guaranteed Public
             Education & Health Facilities Series J
             (Commonwealth Guaranteed) 7.00%, 7/1/19....       400,000         396,394         436,500
A/NR       Public Improvement UTGO 6.80%, 7/1/21........       300,000         298,500         343,500

See footnotes to portfolio of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

 CREDIT                                                     PRINCIPAL                         VALUE
 RATING*                                                      AMOUNT          COST          (NOTE 1a)
---------                                                   ----------     -----------     -----------
           COMMONWEALTH OF PUERTO RICO -- (CONTINUED)
           Refunding UTGO:
A/Baa1       Series A 6.00%, 7/1/14.....................    $  500,000     $   480,000     $   500,000
A/Baa1       Series B 5.50%, 7/1/13.....................       500,000         491,075         475,625
                                                                           -----------     -----------
           TOTAL COMMONWEALTH OF PUERTO RICO............                     2,156,863       2,308,125
                                                                           -----------     -----------
           NEW JERSEY TAX-FREE MONEY MARKET
             FUNDS -- 2.6%
           Dreyfus New Jersey Municipal
             Money Market Fund..........................       523,474         523,474         523,474
           Federated New Jersey Municipal Cash Trust....       384,490         384,490         384,490
                                                                           -----------     -----------
           TOTAL NEW JERSEY TAX-FREE MONEY MARKET
             FUNDS......................................                       907,964         907,964
                                                                           -----------     -----------
           TOTAL INVESTMENTS -- 99.2%...................                   $34,165,931+     35,198,839
                                                                           ===========
           OTHER ASSETS IN EXCESS OF LIABILITIES --
             0.8%.......................................                                       270,288
                                                                                           -----------
           NET ASSETS -- 100.0%.........................                                   $35,469,127
                                                                                           ===========

+ The cost for Federal income tax purposes is substantially the same.

See footnotes to portfolio of investments and accompanying notes to financial statements.

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
FOOTNOTES TO PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
AUGUST 31, 1995

* Credit Ratings given by Standard & Poor's Corporation and Moody's Investors Service Inc.

STANDARD & POOR'S      MOODY'S
------------------     --------
       AAA               Aaa        Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
        AA                Aa        Instrument judged to be of high quality by all standards.
        A                 A         Instrument judged to be adequate by all standards.
       BBB               Baa        Instrument judged to be of moderate quality by all standards.
        NR                NR        Not Rated. In the opinion of the Investment Adviser, instrument judged to be of comparable investment quality to rated
                                    securities which may be purchased by the Fund.

Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. The Standards & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Moody's applies numerical modifiers to designate relative standing within the generic ratings categories.

ABBREVIATIONS USED IN THIS PORTFOLIO:

AMBAC     American Municipal Bond Assurance Corporation
COPS      Certificates of Participation
FGIC      Financial Guaranty Insurance Corporation
FSA       Financial Security Assurance
GO        General Obligation
MBIA      Municipal Bond Insurance Association
PCR       Pollution Control Revenue
UTGO      Unlimited Tax General Obligation

INVESTMENT PERCENTAGES SHOWN ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. INSTITUTIONS SHOWN IN PARENTHESES HAVE ENTERED INTO CREDIT SUPPORT AGREEMENT WITH THE ISSUER.

See accompanying notes to financial statements.

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
STATEMENT OF NET ASSETS -- (UNAUDITED)
AUGUST 31, 1995

ASSETS
Investments in securities, at value (cost $34,165,931)................................  $35,198,839
Cash..................................................................................        9,833
Interest receivable...................................................................      470,348
Unamortized organizational cost.......................................................        9,891
Prepaid insurance.....................................................................          723
Receivable for Fund shares sold.......................................................          199
                                                                                        -----------
     Total Assets.....................................................................   35,689,833
                                                                                        -----------
LIABILITIES
Income dividend payable...............................................................      154,536
Fund accounting fee payable...........................................................        2,500
Custodian fee payable.................................................................          600
Other accrued expenses................................................................       63,070
                                                                                        -----------
     Total Liabilities................................................................      220,706
                                                                                        -----------
NET ASSETS............................................................................  $35,469,127
                                                                                        ===========
NET ASSETS
Shares of beneficial interest outstanding (par value $0.001 per share)
  1,000,000,000 shares authorized.....................................................  $     3,297
Additional paid-in capital............................................................   34,828,613
Net unrealized appreciation on investments............................................    1,032,908
Accumulated realized loss on investments..............................................     (395,691)
                                                                                        -----------
Net Assets Applicable to Shares Outstanding...........................................  $35,469,127
                                                                                        ===========
Shares of Beneficial Interest Outstanding.............................................    3,297,981
                                                                                        ===========
Net Asset Value Per Share.............................................................       $10.75
                                                                                        ===========
Maximum Offering Price Per Share ($10.75/$0.955)......................................       $11.26
                                                                                        ===========

See accompanying notes to financial statements.

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 1995 -- (UNAUDITED)

Interest income...........................................................              $1,004,982
Expenses:
  Advisory................................................................  $ 90,044
  Administrative services.................................................    27,013
  Fund accounting.........................................................    22,782
  Transfer agent..........................................................    17,752
  Reports to shareholders.................................................     9,065
  Custodian...............................................................     5,096
  Amortization of organization expenses...................................     4,899
  Registration............................................................     4,532
  Audit...................................................................     3,836
  Trustees................................................................     3,525
  Insurance...............................................................       667
  Legal...................................................................       504
  Miscellaneous...........................................................     1,900
                                                                           ----------
     Total expenses before waivers........................................                 191,615
     Less: Expenses waived by Adviser/Administrator.......................                (122,953)
                                                                                        -----------
     Net expenses.........................................................                  68,662
                                                                                        -----------
Net investment income.....................................................                 936,320
                                                                                        -----------
Change in unrealized appreciation on investments..........................                 736,497
                                                                                        -----------
Net increase in net assets resulting from operations......................              $1,672,817
                                                                                        ===========

See accompanying notes to financial statements.

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS -- (UNAUDITED)

                                                                         SIX MONTHS
                                                                           ENDED        YEAR ENDED
                                                                         AUGUST 31,    FEBRUARY 28,
                                                                            1995           1995
                                                                        ------------   ------------
Increase (Decrease) in Net Assets:
Operations:
  Net investment income................................................  $  936,320     $2,109,665
  Net realized loss on investments.....................................          --       (411,239)
  Change in unrealized appreciation
     (depreciation) of investments.....................................     736,497     (1,552,745)
                                                                        ------------   ------------
Net increase in net assets resulting from operations...................   1,672,817        145,681
                                                                        ------------   ------------
Distributions to shareholders from net investment income...............    (936,320)    (2,109,665)
                                                                        ------------   ------------
Capital Share Transactions:
  Proceeds from sales of shares........................................   3,523,115      5,289,013
  Net asset value of shares issued in reinvestment of
     distributions.....................................................     439,824      1,313,998
                                                                        ------------   ------------
                                                                          3,962,939      6,603,011
  Cost of shares redeemed..............................................  (4,082,271)   (12,569,571)
                                                                        ------------   ------------
Net decrease in net assets from capital share transactions.............    (119,332)    (5,966,560)
                                                                        ------------   ------------
Net increase (decrease) in net assets..................................     617,165     (7,930,544)
Net Assets:
  Beginning of period..................................................  34,851,962     42,782,506
                                                                        ------------   ------------
  End of period........................................................ $35,469,127    $34,851,962
                                                                        ============   ============

See accompanying notes to financial statements.

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
AUGUST 31, 1995

     1. Description and Organization. FFB Funds Trust (the "Trust") was organized in Massachusetts as a business trust on March 25, 1987 and currently consists of twelve separately managed portfolios. The New Jersey Tax-Free Income Fund (the "Fund") began operations July 16, 1991. The following summarizes significant accounting policies followed in the preparation of the Fund's financial statements:

     (a) Municipal securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance on a security exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the market value of such securities. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity at purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days. Portfolio securities, if any, for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

     (b) It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its net investment taxable and non-taxable income and any net taxable gains realized. Therefore, no Federal income tax provision is required.

     (c) Dividends from taxable and non-taxable net investment income are declared each business day and paid within five business days after the end of the month. Distributions from short-term and long-term capital gains, if any, are declared and paid annually.

     (d) Costs incurred in connection with the Fund's organization and registration were advanced by Furman Selz Incorporated ("Furman Selz"), the Fund's Administrator and have been deferred and are being amortized on a straight line basis, over the period of benefit, not to exceed 60 months from the date the Fund commenced operations.

     (e) Investment transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned.

     (f) The Trust bears all costs of its operations other than expenses specifically assumed by the Administrator or Adviser. Expenses specifically identifiable to a particular Fund are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of the Trust or on another reasonable basis.

     2. Adviser and Administrator. The Trust retains First Fidelity Bank, National Association, New Jersey ("First Fidelity") to act as Adviser and Furman Selz to act as Administrator for the Fund. First Fidelity furnishes to the Trust investment guidance and policy direction in connection with the management of the portfolio of the Fund, subject to policy direction established by the Board of Trustees. First Fidelity is a wholly-owned subsidiary of First Fidelity Bancorporation.

     Furman Selz provides management and administrative services necessary for the operation of the Trust and the Fund. Furman Selz also furnishes office space and certain facilities required for conducting the business of the Trust and pays the compensation of the Trust's officers and Trustees affiliated with Furman Selz.

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

     As compensation for their advisory, administrative and management services to the Fund, First Fidelity and Furman Selz are each entitled to a monthly fee at the following annual rates:

                                                                                      FEE RATE
                                                                                 -------------------
                                                                                  FIRST      FURMAN
PORTION OF AVERAGE DAILY VALUE OF NET ASSETS                                     FIDELITY     SELZ
-------------------------------------------------------------------------------  --------   --------
Not exceeding $500 million.....................................................    0.500%     0.150%
In excess of $500 million but not exceeding $1 billion.........................    0.450%     0.135%
In excess of $1 billion but not exceeding $1.5 billion.........................    0.400%     0.120%
In excess of $1.5 billion......................................................    0.350%     0.105%

     For the six months ended August 31, 1995, First Fidelity and Furman Selz each waived fees totalling $90,044 and $27,013, respectively.

     3. Other Services with Affiliates. First Fidelity is transfer agent and dividend disbursing agent for the Trust. Furman Selz acted as the Fund's Sub-Transfer Agent and received an annual per account fee plus reimbursement of out-of-pocket expenses. Furman Selz waived its per account fee which amounted to $5,896 for the six months ended August 31, 1995.

     First Fidelity also acts as custodian for the Fund. For furnishing custodian services, First Fidelity is paid a monthly fee with respect to the Fund at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the six months ended August 31, 1995, First Fidelity received custodian fees of $3,602.

     Furman Selz performs fund accounting and maintains the books for the Fund. For these services, Furman Selz is entitled to an annual fee of $30,000. Other expenses related to pricing of securities are also borne by the Fund. For the six months ended August 31, 1995, Furman Selz received fund accounting fees of $15,000.

     FFB Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of Furman Selz, acts as Distributor for the Trust.

     The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940, after having concluded that there is a reasonable likelihood that the Plan will benefit it and its shareholders. The Plan provides for a monthly payment by the Fund to the Distributor in amounts that the Distributor presents for periodic Board approval, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.35%. For the six months ended August 31, 1995, there were no distribution payments made under the Plan.

     Certain states in which the Fund is qualified for sale impose limitations on the expenses of the Trust. The Advisory Contract and the Administrative Services Contract provide that if, in any year, the total expenses of a Fund (excluding taxes, interest, distribution expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative services fee) exceed the expense limitation applicable to that Fund imposed by the securities regulations of any state, First Fidelity and Furman Selz will pay or reimburse the Fund in amounts equal to 70% and 30% of the excess, respectively. For the six months ended August 31, 1995, no reimbursement was required to meet these limitations.

     4. Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund, including accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) (CONTINUED)
AUGUST 31, 1995

     seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     5. Capital Share Transactions. The Fund is authorized to issue 1,000,000,000 shares of beneficial interest each with a par value of $0.001. For the six months ended August 31, 1995, and the fiscal year ended February 28, 1995, transactions in shares of beneficial interest of the Fund were as follows:

                                                                            SIX MONTHS
                                                                              ENDED         YEAR ENDED
                                                                            AUGUST 31,     FEBRUARY 28,
                                                                               1995            1995
                                                                            ----------     ------------
Shares Sold...............................................................    328,261          511,886
Shares Issued in Reinvestment of Distributions............................     41,253          126,354
                                                                            ----------     ------------
                                                                              369,514          638,240
Shares Redeemed...........................................................   (382,318)      (1,220,022)
                                                                            ----------     ------------
Net Decrease in Shares....................................................    (12,804)        (581,782)
                                                                            =========       ==========

     6. Security Transactions. At August 31, 1995, the Fund had gross unrealized appreciation and depreciation of $1,328,878 and $295,970, respectively, based on cost for Federal income tax purposes.

FFB FUNDS TRUST
NEW JERSEY TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS -- (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                          PERIOD
                                                                                                      JULY 16, 1991
                                                              YEAR          YEAR          YEAR        (COMMENCEMENT
                                             SIX MONTHS       ENDED         ENDED         ENDED       OF OPERATIONS)
                                                ENDED       FEBRUARY      FEBRUARY      FEBRUARY         THROUGH
                                             AUGUST 31,        28,           28,           28,         FEBRUARY 29,
                                                1995          1995          1994          1993             1992
                                             -----------   -----------   -----------   -----------    --------------
Net Asset Value, Beginning of Period........   $ 10.53       $ 10.99       $ 11.01       $ 10.22         $  10.00
                                             -----------   -----------   -----------   -----------    --------------
Income from Investment Operations:
  Net investment income.....................      0.28          0.57          0.60          0.63             0.38
  Net realized and unrealized gain (loss) on
    securities..............................      0.22         (0.46)        (0.02)         0.79             0.22
                                             -----------   -----------   -----------   -----------    --------------
  Total from Investment Operations..........      0.50          0.11          0.58          1.42             0.60
                                             -----------   -----------   -----------   -----------    --------------
Less Distributions:
  Dividends from net investment income......     (0.28)        (0.57)        (0.60)        (0.63)           (0.38)
                                             -----------   -----------   -----------   -----------    --------------
Net Asset Value, End of Period..............   $ 10.75       $ 10.53       $ 10.99       $ 11.01         $  10.22
                                             ===========   ===========   ===========   ===========    ==============
Total Return (not reflecting sales load)....      4.80%         1.41%         5.28%        14.47%            9.67%*
                                             ===========   ===========   ===========   ===========    ==============
Ratios/Supplemental Data:
  Net Assets, End of Period (in
    thousands)..............................   $35,469       $34,852       $42,783       $30,863         $ 13,129
  Ratios of Expenses to Average Net
    Assets+.................................      0.38%*        0.25%         0.14%         0.00%            0.01%*
  Ratios of Net Investment Income to Average
    Net Assets..............................      5.20%*        5.52%         5.31%         5.97%            5.89%*
  Portfolio Turnover Rate...................         0%         8.01%         1.67%         5.48%            4.95%

---------------

 * Annualized.

 + Ratios before effect of waivers/reimbursements were 1.08%, 1.04%, 1.05%, 1.16% and 1.20%*, respectively.

BOARD OF TRUSTEES

EDMUND A. HAJIM *                CHAIRMAN OF THE BOARD AND PRESIDENT;
                                   Chairman of the Board, Furman Selz Incorporated
ROBERT H. DUNKER +*              (Retired) Former Executive Vice President, First Fidelity
                                   Bank, N.A., N. J.
ROBERT F. KANE ++                (Retired) Former Vice Chairman, Monroe Systems for Business,
                                   Inc.
BENJAMIN A. LOBEL +              Presently Private Investor
WALTER J. NEPPL +*               (Retired) Management Consultant
T. BROCK SAXE ++                 President and Director, Tombrock Corporation
                                 + Member of Audit Committee
                                 ++ Member of Nominating Committee
                                 * Interested person of the Trust as that term is defined in the Investment Company Act of 1940
---------------------------------------------------------------------------------------------
OFFICERS
EDMUND A. HAJIM                  Chairman of the Board and President
STEVEN D. BLECHER                Executive Vice President
MICHAEL C. PETRYCKI              Executive Vice President
JOHN J. PILEGGI                  Vice President and Treasurer
JOAN V. FIORE                    Vice President and Secretary
ROBERT A. HERING                 Vice President
DONALD E. BROSTROM               Assistant Treasurer
SHERYL HIRSCHFELD                Assistant Secretary

FBNJ0895

   FFB FUNDS TRUST

   237 Park Avenue
   New York, New York 10017

   TELEPHONES

   (800) 437-8790
   (212) 808-3900

   INVESTMENT ADVISER

   First Fidelity Bank, National Association, New Jersey
   765 Broad Street
   Newark, New Jersey 07101

   ADMINISTRATOR

   Furman Selz Incorporated
   237 Park Avenue
   New York, New York 10017

   CUSTODIAN, TRANSFER AGENT
   AND DIVIDEND DISBURSING AGENT

   First Fidelity Bank, National Association, New Jersey
   765 Broad Street
   Newark, New Jersey 07101

   DISTRIBUTOR

   FFB Funds Distributor, Inc.
   230 Park Avenue
   New York, New York 10169

   LEGAL COUNSEL

   Baker & McKenzie
   805 Third Avenue
   New York, New York 10022

   This report is for the information of the shareholders of FFB Funds Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

   Investments in mutual funds involve risk, including possible loss of principal. FFB Funds are not deposits, guaranteed by or obligations of First Fidelity Bank or its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency.

                                                                      FBGOVT0295

(LOGO)                      U.S.

                            Government

                            Income

                            Fund

                      ----------------------------------------------------------

                            SEMI-ANNUAL REPORT

                            AUGUST 31, 1995
                            Managed by:

                            First Fidelity Bank, N.A.,
                            New Jersey

                            Distributed by:
                            FFB Funds Distributor, Inc.

                                     [LOGO]

                                                                October 20, 1995

Dear Shareholder:

     We are pleased to present the semi-annual report for the FFB U.S. Government Income Fund for the six months ended August 31, 1995. Net assets were $2,057,444 and the net asset value per share of the Fund was $9.55.

     The Fund's objective is to maximize current yield consistent with the preservation of capital from a portfolio of U.S. Government and Agency securities. The Fund's 30 day yield was 5.34%, while the weighted average maturity was 1.9 years.

     Unaudited financial statements, including the portfolio of investments at August 31, 1995 follow. We appreciate your support.

     Finally, contingent upon the merger of First Fidelity Bancorporation with and into a wholly-owned subsidiary of First Union Corporation, the FFB family of mutual funds will be combined (subject to various conditions, including shareholder approval) with the Evergreen family of funds. We are excited about the prospects of this fund merger and look forward to providing you access to one of the most respected family of funds in existence over the past twenty years.


                                                        /s/  EDMUND A. HAJIM

                                                        Edmund A. Hajim
                                                        Chairman of the Board
                                                        & President

                        FFB U.S. GOVERNMENT INCOME FUND

              PORTFOLIO MANAGER'S DISCUSSION OF PERFORMANCE REVIEW

     The investment objective of the FFB U.S. Government Income Fund is to provide maximum current income, consistent with preservation of shareholder's principal. The Fund invests primarily in U.S. Government guaranteed securities (Shares of the Fund, however, are not U.S. Government guaranteed).

     Interest rates continued to drop in early 1995. By the end of June, at least a 50 basis point cut in the Fed funds rate was already priced into the U.S. Treasury yield curve with maturities five years and shorter trading at yields lower than the 6% Fed funds rate.

     During this period, we worked to increase the duration of the portfolio up to the market level, the maximum allowed under our current policy. Given this drop in interest rates, we were unable to fully participate, so our quarterly investment performance lagged the market.

     The fixed income markets entered the third quarter with high expectations for the Federal Reserve to lower interest rates. Market participants were not disappointed as the Fed, citing receding inflationary pressures, lowered the Fed funds rate 25 basis points to 5.75%. Banks immediately followed with a similar drop in the prime rate.

     Despite this official drop in interest rates, yields along the U.S. Treasury yield curve changed very little during July and August. Mixed news, on both the domestic and international front, worked to maintain an unchanged interest rate environment. This is not to say interest rates were not volatile. They were up 40 basis points from June 1995 levels, then pushed back down by mixed economic news and a stronger dollar.

     Looking forward, news on the deficit reduction process will be a significant determinant of the direction of interest rates. Goods news will result in yields resuming their downward trend. Any other news will keep yields at today's levels or higher as the markets have already discounted good economic news.

     In this environment, we will continue to keep the Fund's duration close to the market pending the outcome of the budget process.

FFB FUNDS TRUST
U.S. GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS -- (UNAUDITED)
AUGUST 31, 1995

                                                  PRINCIPAL                   VALUE
                                                    AMOUNT        COST      (NOTE 1a)
                                                  ----------   ----------   ----------
U.S. GOVERNMENT AGENCY OBLIGATION -- 50.0%
  Federal National Mortgage Association 8.01%,
     01/24/97...................................  $1,000,000   $1,000,890   $1,029,020
                                                               ----------   ----------
U.S. TREASURY NOTES -- 39.5%
  4.625%, 02/29/96..............................    550,000       546,648      547,547
  7.25%, 05/15/04...............................    250,000       247,949      265,350
                                                               ----------   ----------
TOTAL U.S. TREASURY NOTES.......................                  794,597      812,897
                                                               ----------   ----------
MONEY MARKET FUND -- 8.8%
  Vista U.S. Government Money Market Fund.......    180,867       180,867      180,867
                                                               ----------   ----------
TOTAL INVESTMENTS -- 98.3%......................               $1,976,354*   2,022,784
                                                               ==========
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.7%...                                34,660
                                                                            ----------
NET ASSETS -- 100.0%............................                            $2,057,444
                                                                            ==========

* Cost for Federal income tax purposes is substantially the same.

Investment percentages shown are a percentage of net assets.

See accompanying notes to financial statements.

FFB FUNDS TRUST
U.S. GOVERNMENT INCOME FUND
STATEMENT OF NET ASSETS -- (UNAUDITED)
AUGUST 31, 1995

ASSETS
Investments in securities, at value (cost $1,976,354)....................  $2,022,784
Unamortized organizational costs.........................................      29,512
Interest receivable......................................................      26,923
Receivable from Adviser..................................................      15,201
Prepaid expenses.........................................................         181
                                                                           ----------
      Total Assets.......................................................   2,094,601
LIABILITIES
Income dividend payable..................................................       8,778
Other accrued expenses...................................................      28,379
                                                                           ----------
      Total Liabilities..................................................      37,157
                                                                           ----------
NET ASSETS...............................................................  $2,057,444
                                                                           ==========
NET ASSETS
Shares of beneficial interest outstanding (par value $0.001 per share);
  1,000,000,000 shares authorized........................................         215
Additional paid-in capital...............................................   2,386,304
Net unrealized appreciation on investments...............................      46,430
Accumulated net realized loss on investments.............................    (375,505)
                                                                           ----------
Net assets applicable to shares outstanding..............................  $2,057,444
                                                                           ==========
Class B Shares of beneficial interest outstanding........................     215,463
                                                                           ==========
Net Asset Value..........................................................      $ 9.55
                                                                           ==========
Maximum Offering Price Per Share ($9.55/$0.955)..........................      $10.00
                                                                           ==========


See accompanying notes to financial statements.

FFB FUNDS TRUST
U.S. GOVERNMENT INCOME FUND
STATEMENT OF OPERATIONS -- (UNAUDITED)
FOR THE SIX MONTHS ENDED AUGUST 31, 1995

Interest income..............................................             $   91,990
Expenses:
  Fund accounting............................................   15,756
  Reports to shareholders....................................    7,645
  Advisory...................................................    6,963
  Amortization of organization expenses......................    6,008
  Audit......................................................    4,537
  Transfer Agent.............................................    4,102
  Trustees...................................................    3,529
  Administrative services....................................    2,089
  Registration...............................................      815
  Custodian..................................................      685
  Legal......................................................      504
  Insurance..................................................       63
  Miscellaneous..............................................      770
                                                              ---------
     Total expenses before waivers/reimbursements............                 53,466
     Less: Expenses waived/reimbursed by
       Adviser/Administrator.................................                (40,349)
                                                                          ------------
Net expenses.................................................                 13,117
                                                                          ------------
Net investment income........................................                 78,873
                                                                          ------------
Net realized loss on investments............................. (191,006)
Change in unrealized appreciation on investments.............  229,409
                                                              ---------
Net realized and unrealized gain on investments..............                 38,403
                                                                          ------------
Net increase in net assets resulting from operations.........               $117,276
                                                                          ============

See accompanying notes to financial statements.

FFB FUNDS TRUST
U.S. GOVERNMENT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS -- (UNAUDITED)

                                                      SIX MONTHS
                                                         ENDED           YEAR ENDED
                                                      AUGUST 31,        FEBRUARY 28,
                                                         1995               1995
                                                    ---------------     -------------
Operations:
  Net investment income............................   $   78,873         $  325,109
  Net realized loss on investments.................     (191,006)          (178,021)
  Change in unrealized appreciation (depreciation)
     on investments................................      229,409           (181,969)
                                                    ---------------     -------------
Net increase (decrease) in net assets resulting
  from operations..................................      117,276            (34,881)
                                                    ---------------     -------------
Distributions to Shareholders from net investment
  income...........................................      (78,873)          (325,109)
                                                    ---------------     -------------
Capital Share Transactions:
  Proceeds from sales of shares....................      375,594          1,448,230
  Net asset value of shares issued in reinvestment
     of distributions..............................       54,122            285,341
                                                    ---------------     -------------
                                                         429,716          1,733,571
  Cost of shares redeemed..........................   (4,000,357)        (1,191,554)
                                                    ---------------     -------------
Net increase (decrease) in net assets from capital
  share transactions...............................   (3,570,641)           542,017
                                                    ---------------     -------------
Net Increase (Decrease) in Net Assets..............   (3,532,238)           182,027
Net Assets:
  Beginning of period..............................    5,589,682          5,407,655
                                                    ---------------     -------------
  End of period....................................   $2,057,444         $5,589,682
                                                    ===============     =============

See accompanying notes to financial statements.

FFB FUNDS TRUST
U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
AUGUST 31, 1995

    1. Description and Organization. FFB Funds Trust (the "Trust") was organized in Massachusetts as a business trust on March 25, 1987 and currently consists of twelve separately managed portfolios. The U.S. Government Income Fund (the "Fund") began operations on March 22, 1993.

    The Fund has three classes of shares. Class A shares are offered only to certain institutional investors. Class B shares are offered exclusively to investors who have purchased their shares through participating organizations ("service investors"). Class C shares are currently not offered for sale.

    Class A shares are sold at net asset value, without any sales charge. Class B shares are sold with a maximum front-end sales charge of 4.50%, and Class C shares will be sold with a contingent deferred sales charge ranging from 3.00% to 1.00% on redemptions made during the first six years following purchase. No Class A or Class C shares have been issued by the Fund as of August 31, 1995.

    The following summarizes significant accounting policies followed in the preparation of the Fund's financial statements:

    (a) The Fund's investments which are marketable (other than debt securities maturing in 60 days or less) are valued by using market quotations or prices provided by widely recognized pricing services. Securities for which market quotations are not readily available are valued at their fair value as determined by the Adviser using methods authorized by the Trust's Board of Trustees. Portfolio securities maturing in 60 days or less are normally valued at amortized cost. The net asset value of shares in the Fund will fluctuate as the market value of their portfolio securities changes in response to changing market rates of interest and other factors.

    (b) It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its net investment income and any net taxable gains realized. Therefore, no Federal income tax provision is required.

    (c) The Fund's dividends from net investment income are declared each business day and paid within five business days after the end of the month. The Fund's distributions from short-term and long-term capital gains, if any, are declared and paid annually.

    (d) Costs incurred in connection with the organization and initial registration of the Fund are being amortized over a sixty-month period beginning with the Fund's commencement of operations.

    In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized deferred organization expenses in the same portion as the number of initial shares outstanding being redeemed bears to the number of initial shares outstanding at the time of redemption.

    (e) Investment transactions are recorded on the trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned.

    (f) The Trust bears all costs of its operations other than those specifically assumed by the Administrator or Adviser. Expenses specifically identifiable to a particular Fund are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of the Trust or on another reasonable basis.

    2. Adviser and Administrator. The Trust retains First Fidelity Bank, National Association, New Jersey ("First Fidelity") to act as Adviser for the Fund. First Fidelity furnishes to the Trust investment guidance and policy direction in connection with the management of the portfolio of the Fund, subject to policy established by the Board of Trustees. First Fidelity is a wholly-owned subsidiary of First Fidelity Bancorporation.

FFB FUNDS TRUST
U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)(CONTINUED)
AUGUST 31, 1995

    The Trust retains Furman Selz Incorporated ("Furman Selz") to act as Administrator for the Fund. Furman Selz provides management and administrative services necessary for the operation of the Trust and the Fund. Furman Selz also furnishes office space and certain facilities required for conducting the business of the Trust and pays the compensation of the Trust's officers and Trustees affiliated with Furman Selz.

    As compensation for its Advisory and Administrative Services to the Fund, First Fidelity and Furman Selz are each entitled to a monthly fee at the following rates:

                                                                               FIRST     FURMAN
                   PERCENTAGE OF AVERAGE DAILY NET ASSETS                      FIDELITY   SELZ
----------------------------------------------------------------------------   ------    ------
Not exceeding $500 million..................................................   0.500%    0.150%
In excess of $500 million but not exceeding $1 billion......................   0.450%    0.135%
In excess of $1 billion but not exceeding $1.5 billion......................   0.400%    0.120%
In excess of $1.5 billion...................................................   0.350%    0.105%

    For the six months ended August 31, 1995, First Fidelity and Furman Selz were entitled to and waived fees of $6,963, and $2,089, respectively.

    For all of the Funds, certain of the states in which the Trust is qualified for sale impose limitations on the expenses of the Trust. The Advisory Contract and the Administrative Services Contract provide that if, in any year, the total expenses of a Fund (excluding taxes, interest, distribution expenses, brokerage commissions and other portfolio transaction expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses, but including the advisory and administrative services fee) exceed the expense limitation applicable to that Fund imposed by the securities regulations of any state, First Fidelity and Furman Selz will pay or reimburse the Fund in amounts equal to 70% and 30% of the excess, respectively. During the six months ended August 31, 1995, there were no payments or reimbursements required as a result of these expense limitations. However, First Fidelity voluntarily reimbursed expenses of $15,201.

    3. Other Services with Affiliates. First Fidelity is transfer agent and dividend disbursing agent for the Trust. Furman Selz acts as the Trust's Sub-Transfer Agent, and receives an annual per account fee, plus reimbursement of out-of-pocket expenses. Furman Selz waived its per account fee which amounted to $816 for the six months ended August 31, 1995.

    First Fidelity may enter into agreements with certain banks, financial institutions and corporations (the "Participating Organizations") to perform certain administrative and subaccounting services for its customers who invest in the Fund through accounts maintained by such organizations. The Participating Organizations will receive monthly payments from the Fund not exceeding, on an annualized basis, 0.35% of average daily value of the shares of each such class owned by investors in subaccounts of the Participating Organization. For the six months ended August 31, 1995, no servicing payments were made.

    First Fidelity also acts as custodian for the Fund. For furnishing custodian services, First Fidelity is paid a monthly fee with respect to the Fund at an annual rate based on a percentage of average daily net assets plus certain transaction and out-of-pocket expenses. For the six months ended August 31, 1995, First Fidelity waived custodian fees of $280.

    Furman Selz performs fund accounting and maintains the books for the Fund. For these services, Furman Selz is entitled to an annual fee of $30,000. For the six months ended August 31, 1995, Furman Selz waived fund accounting fees of $15,000.

    FFB Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of Furman Selz, acts as Distributor for the Trust. The Distributor is responsible for the distribution of Fund shares and receives no compensation other than the portion of any sales charge imposed on purchases of Class B shares that is not reallowed to a selling dealer.

FFB FUNDS TRUST
U.S. GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)(CONTINUED)
AUGUST 31, 1995

    The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Act with respect to Class B and Class C shares. The Plan provides for a monthly payment by those Classes to the Distributor as requested for direct and indirect distribution expenses. All payments are subject to periodic Board of Trustees approval and overall expense limitations. These expenses include the printing and distribution of prospectuses sent to prospective investors of those Classes, the preparation, printing and distribution of sales literature and expenses associated with media advertisements, telephone services, payments to financial intermediaries for introducing assets to and retaining assets in those Classes and, with respect to Class C shares, reimbursement to the Distributor for financing the sale of such shares. The Distributor may also make payments to itself and other broker-dealers or financial intermediaries for assistance in distributing Class B and Class C shares and otherwise promoting the sale of such shares. Each payment is based on the average daily value of the net assets of each Class during the preceding month and is calculated at an annual rate not to exceed 0.35% per annum for Class B shares and 0.75% per annum for Class C shares. For the six months ended August 31, 1995, no distribution payments were made on behalf of the Class B shares.

    4. Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with such other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund, including accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

    5. Capital Share Transactions. The Fund is authorized to issue 1,000,000,000 shares of beneficial interest each with a par value of $0.001. For the six months ended August 31, 1995 and the year ended February 28, 1995, transactions in Class B shares of beneficial interest in the Fund were as follows:

                                                                     SIX MONTHS
                                                                       ENDED        YEAR ENDED
                                                                     AUGUST 31,    FEBRUARY 28,
                                                                        1995           1995
                                                                     ----------    ------------
Shares Sold........................................................     39,358        161,314
Shares Issued in Reinvestment of Distributions.....................      5,712         23,174
                                                                     ----------    ------------
                                                                        45,070        184,488
Shares Redeemed....................................................   (424,117)      (127,650)
                                                                     ----------    ------------
Net Increase (Decrease) in Shares..................................   (379,047)        56,838
                                                                     ==========    ============

    6. Security Transactions. The Fund's cost of securities purchased and proceeds from securities sold (other than short-term securities) for the six months ended August 31, 1995 aggregated $2,833,681 and $6,659,707, respectively. At August 31, 1995, the Fund had gross unrealized appreciation for Federal income tax purposes amounting to $46,430.

FFB FUNDS TRUST
U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS -- (UNAUDITED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                               SIX MONTHS
                                                 ENDED       YEAR ENDED    PERIOD ENDED
                                               AUGUST 31,   FEBRUARY 28,   FEBRUARY 28,
                                                  1995          1995          1994++
                                               ----------   ------------   ------------
Net Asset Value, Beginning of Period.........    $ 9.40        $10.06         $10.00
                                               ----------   ------------   ------------
Income from Investment Operations:
  Net investment income......................      0.26          0.58           0.70
  Net realized and unrealized loss on
     securities..............................      0.15         (0.66)         (0.02)
                                               ----------   ------------   ------------
  Total from Investment Operations...........      0.41         (0.08)          0.68
                                               ----------   ------------   ------------
Less Distributions:
  Dividends from net investment income.......     (0.26)        (0.58)         (0.62)
                                               ----------   ------------   ------------
Net Asset Value, End of Period...............    $ 9.55         $9.40         $10.06
                                               ==========   ============   ============
Total Return (not reflecting sales load)**...      4.37%        (0.70)%         6.94%
                                               ==========   ============   ============
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)...    $2,057        $5,590         $5,408
  Ratios of Net Expenses to Average Net
     Assets+.................................      0.94%*        0.40%          0.04%*
  Ratios of Net Investment Income to Average
     Net Assets..............................      5.66%*        6.22%          6.62%*
  Portfolio Turnover Rate....................     93.94%        19.82%         40.19%

 * Annualized.

** Total return computed since inception and is not annualized.

 + Ratios before effect of waivers/reimbursements were 3.84%, 2.48% and 2.94%, respectively.

++ From March 22, 1993 (Commencement of Operations).

BOARD OF TRUSTEES

EDMUND A. HAJIM *                CHAIRMAN OF THE BOARD AND PRESIDENT;
                                   Chairman of the Board, Furman Selz Incorporated
ROBERT H. DUNKER +*              (Retired) Former Executive Vice President, First
                                   Fidelity Bank, N.A., N.J.
ROBERT F. KANE ++                (Retired) Former Vice Chairman, Monroe Systems for
                                   Business, Inc.
BENJAMIN A. LOBEL +              Presently private investor
WALTER J. NEPPL +*               (Retired) Management Consultant
T. BROCK SAXE ++                 President and Director, Tombrock Corporation
                                 + Member of Audit Committee
                                 ++ Member of Nominating Committee
                                 * Interested person of the Trust as that term is
                                   defined in the Investment Company Act of 1940
--------------------------------------------------------------------------------------
OFFICERS
EDMUND A. HAJIM                  Chairman of the Board and President
STEVEN D. BLECHER                Executive Vice President
MICHAEL C. PETRYCKI              Executive Vice President
JOHN J. PILEGGI                  Vice President and Treasurer
JOAN V. FIORE                    Vice President and Secretary
ROBERT A. HERING                 Vice President
DONALD E. BROSTROM               Assistant Treasurer
SHERYL HIRSCHFELD                Assistant Secretary